UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Fund Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — January 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Short Duration Income Fund

Semiannual report
1 | 31 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam
Short Duration
Income Fund

Semiannual report
1 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

March 12, 2019

Dear Fellow Shareholder:

Investors around the world faced challenging conditions in 2018, with increased volatility and turbulence, and generally more losses than gains for stocks at the end of the year. At the same time, investors who have owned either stocks or bonds for three years or more may still be in positive territory. Historically, periods of market weakness are often followed by recovery and rebounds, and we have already seen evidence of this in the early months of 2019.

If there is any lesson to be learned from these constantly changing markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one way is to diversify across different asset classes and investment strategies.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Putnam Short Duration Income Fund is designed for investors who seek a conservative risk profile and low volatility, along with income potential. Managed by a team of industry veterans, the fund offers a level of flexibility not necessarily available in other conservative investment options. Because the fund is not a money market fund, the managers can invest in a broader range of sectors and securities that may offer higher yields without taking on significantly more risk.

The fund’s management team has an average of more than 20 years of experience.

2 Short Duration Income Fund

A broader range of income opportunities

The fund can invest in a wider range of securities than is available to money market funds.

Investors should be aware of the differences between Putnam Short Duration Income Fund and money market funds before investing: Both seek to preserve capital and maintain liquidity. Money market funds generally focus on stability of principal, while Putnam Short Duration Income Fund seeks a balance of stability and income, which may result in increased volatility. Money market funds seek to maintain a net asset value (NAV) of $1.00 per share; the NAV of Putnam Short Duration Income Fund will fluctuate to reflect the market value of the portfolio. The fund’s fees and expenses differ from money market funds; see the prospectus for details. The fund can invest in more bond sectors than money market funds and, as a result, will be exposed to a larger number of risks. Neither money market funds nor this fund is insured or guaranteed by the FDIC or any other government agency, and investors can lose money in each.

Short Duration Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. See below and pages 9–11 for additional performance information. The fund had expense limitations during the period, without which returns would have been lower.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/19. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 15.

4 Short Duration Income Fund

Please describe the investment environment during the six-month reporting period.

Investors faced an array of heightened concerns during the six-month reporting period. A difficult fourth quarter brought volatility and annual losses for many major indexes. Geopolitical instability, uncertainty about the Federal Reserve’s monetary policy, a slowing Chinese economy, and the U.S.– China trade dispute contributed to the downturn. But the U.S. economy remained strong. Buoyed by government spending and tax cuts, the U.S. economy grew at a 3.5% annual rate in the third quarter of 2018. Unemployment has touched multidecade lows, inflation remains anchored, and there is little likelihood of a recession, in our view. Still, the outlook for global economic growth has eased over the past few months because of protectionist tariffs, rising interest rates, and weakness in many emerging markets, including China.

In the fourth quarter, and particularly in December 2018, companies started to raise cash to meet their funding requirements. These corporations sold fixed-income securities to raise capital to complete share buybacks in order to take advantage of lower equity

Short Duration Income Fund 5

Allocations are shown as a percentage of the fund’s net assets as of 1/31/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions.

valuations after the sell-off in the final three months of last year. The corporate debt selling affected credit spreads on one- to three-year corporate bonds and exacerbated the effects of investors’ negative sentiment.

January 2019 brought some reprieve. The Fed unanimously agreed to keep the federal funds rate, which influences the cost of mortgages, credit cards, and other borrowing, at a range of 2.25% to 2.50% at their January meeting. The move was in line with the Fed’s pledge to be “patient” about plans to increase rates twice this year, and to let data drive the decision making. Fed Chairman Jerome Powell also said the case for raising rates has “weakened somewhat.” This came after the Fed raised its benchmark interest rate four times in 2018. The broad S&P 500 Index trimmed losses for the six-month period, and fixed-income markets gained. For the six-month period, the S&P 500 declined 3.0% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 2.71%. Across the Atlantic, the European Central Bank [ECB] ended its bond-buying program in December. The ECB also left benchmark interest rates unchanged at its January 2019 meeting.

How did the fund perform?

The fund underperformed its benchmark, the ICE BofAML U.S. Treasury Bill Index, during the period. The fund returned 1.02% versus 1.13% for the benchmark for the six months ended January 31, 2019.

What holdings supported performance, and what strategies detracted?

Short-term securities issued by the financials sector, including banks and brokerages, were

6 Short Duration Income Fund

the biggest drivers of performance. These securities typically make up about half of the fund’s exposure, and we tend to invest in bonds with maturities of less than 3.5 years. Commercial paper [CP] issued by companies across various sectors was also a key contributor to performance. Only a small portion of our CP exposure is in banks.

We maintained a defensive interest-rate position in the fund given our expectation for higher short-term rates and volatility in the short end of the yield curve. The fund benefited from our interest-rate positioning because we maintained very short duration and were cautious about investing in the one- to three-year part of the curve. About 50% of our allocation was in floating-rate securities that reset according to changes in the London Interbank Offered Rate [LIBOR]. As rates rose, the coupons reset higher.

We had a 30%–40% allocation in CP, giving the portfolio flexibility, liquidity, and the ability to react more quickly to the Fed raising rates.

Our preference for corporate securities, rather than U.S. Treasuries, helped results. Although some of our securitized assets underperformed, the total contribution to underperformance at the issuer level was fractional. While we strive to maintain a low volatility net asset value [NAV], the NAV does fluctuate and did move a few pennies, both up and down, during the period.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/19. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

Short Duration Income Fund 7

What is your outlook for the coming months?

In our view, the outlook for global growth in 2019 has slipped because of rising interest rates, trade disputes, and asset market volatility. We believe the U.S. economy will expand at a more moderate pace in 2019 compared with last year, and inflationary pressures will remain modest. Fed Chair Powell acknowledged at the December rate meeting that the economy was showing signs of “softening.” Market volatility may continue as growth momentum slows, we believe.

We expect the Fed to slow the pace of interest-rate increases and to continue reducing its balance sheet in the first quarter of 2019. At the same time, additional Treasury issuance — as the deficit widens and the government rebuilds cash balances — could add more upward pressure on short-term bond yields, in our view. This leads us to believe there is an increased risk of overtightening.

The fund has benefited from higher interest rates. Before the Fed began its interest-rate hiking cycle, the return on short-term funds was a little above 0%. Now, yields have eclipsed 2.5%. We believe that short-term debt continues to be an attractive investment option for investors seeking income with low volatility. We expect to keep the portfolio conservatively positioned in interest rates and credit risks because of an uncertain backdrop of monetary policy, trade, and market movements.

Thank you for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8 Short Duration Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class N, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/19

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)	6.96%	0.93%	5.17%	1.01%	4.55%	1.49%	1.92%	1.02%
Class B (10/17/11)	3.92	0.53	3.23	0.64	3.31	1.09	1.62	0.82
Class C (10/17/11)	3.91	0.53	3.12	0.62	3.31	1.09	1.62	0.82
Class M (10/17/11)	6.58	0.88	5.01	0.98	4.40	1.44	1.98	1.09
Class N (11/1/18)
Before sales charge	6.05	0.81	4.61	0.90	4.30	1.41	1.98	1.14
After sales charge	4.46	0.60	3.04	0.60	2.73	0.90	0.45	–0.37
Class R (10/17/11)	3.91	0.53	3.12	0.62	3.31	1.09	1.62	0.82
Class R6 (7/2/12)	7.97	1.06	5.82	1.14	4.89	1.60	2.13	1.17
Class Y (10/17/11)	7.83	1.04	5.69	1.11	4.86	1.59	2.02	1.07

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class A, B, C, M, R, R6, and Y share classes do not carry an initial sales charge or a contingent deferred sales charge. After-sales-charge returns for class N shares reflect the deduction of the maximum 1.50% sales charge, levied at the time of purchase. Performance for class N shares prior to its inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge and the higher operating expenses of class N shares. Performance for class R6 shares prior to its inception is derived from the historical performance of class Y shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 1/31/19

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S. Treasury
Bill Index	3.68%	0.50%	3.44%	0.68%	3.28%	1.08%	1.98%	1.13%

Index results should be compared with fund performance at net asset value.

Short Duration Income Fund 9

Fund price and distribution information For the six-month period ended 1/31/19

Distributions	Class A	Class B	Class C	Class M	Class N		Class R	Class R6	Class Y
Number	6	6	6	6	3		6	6	6
Income	$0.119958	$0.099787	$0.099787	$0.117431	$0.059513		$0.099787	$0.125497	0.124999
Capital gains
Long-term gains	0.000800	0.000800	0.000800	0.000800	0.000800		0.000800	0.000800	0.000800
Short-term gains	0.000800	0.000800	0.000800	0.000800	0.000800		0.000800	0.000800	0.000800
Total	$0.121558	$0.101387	$0.101387	$0.119031	$0.061113		$0.101387	$0.127097	$0.126599
	Net	Net	Net	Net	Before	After	Net	Net	Net
	asset	asset	asset	asset	sales	sales	asset	asset	asset
Share value	value	value	value	value	charge	charge	value	value	value
7/31/18	$10.05	$10.04	$10.04	$10.04	—	—	$10.04	$10.06	$10.06
11/1/18*	—	—	—	—	$10.03	$10.18	—	—	—
1/31/19	10.03	10.02	10.02	10.03	10.03	10.18	10.02	10.05	10.04
	Net	Net	Net	Net	Before	After	Net	Net	Net
Current rate	asset	asset	asset	asset	sales	sales	asset	asset	asset
(end of period)	value	value	value	value	charge	charge	value	value	value
Current dividend
rate[1]	2.65%	2.26%	2.26%	2.60%	2.50%	2.46%	2.26%	2.76%	2.75%
Current 30-day
SEC yield
(with expense
limitation)[2,3]	2.70	2.25	2.30	2.65	N/A	2.66	2.30	2.81	2.80
Current 30-day
SEC yield (without
expense limitation)[3]	2.55	2.10	2.15	2.50	N/A	2.51	2.15	2.66	2.65

The classification of distributions, if any, is an estimate. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.50% for class N shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class N shares.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For the period, the fund had an expense limitation, without which the yield would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Short Duration Income Fund

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)	6.61%	0.89%	4.97%	0.98%	4.16%	1.37%	1.83%	0.87%
Class B (10/17/11)	3.61	0.49	2.94	0.58	3.03	1.00	1.43	0.67
Class C (10/17/11)	3.61	0.49	2.94	0.58	3.03	1.00	1.43	0.67
Class M (10/17/11)	6.14	0.83	4.72	0.93	4.01	1.32	1.78	0.85
Class N (11/1/18)
Before sales charge	5.62	0.76	4.31	0.85	3.81	1.25	1.78	0.90
After sales charge	4.03	0.55	2.75	0.54	2.25	0.74	0.25	–0.61
Class R (10/17/11)	3.61	0.49	2.94	0.58	2.93	0.97	1.43	0.67
Class R6 (7/2/12)	7.50	1.01	5.42	1.06	4.50	1.48	1.84	0.93
Class Y (10/17/11)	7.47	1.01	5.39	1.06	4.47	1.47	1.93	0.92

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal
year ended 7/31/18*	0.40%	0.80%	0.80%	0.45%	0.55%†	0.80%	0.29%	0.30%
Total annual operating
expenses for the fiscal year
ended 7/31/18	0.54%	0.94%	0.94%	0.59%	0.69% †	0.94%	0.43%	0.44%
Annualized expense ratio
for the six-month period
ended 1/31/19	0.40%	0.80%	0.80%	0.45%	0.55%	0.80%	0.29%	0.30%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/19.

† Other expenses based on expenses of class A shares for the fund’s last fiscal year.

Short Duration Income Fund 11

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/18 to 1/31/19. For a new class, the expenses shown are for the period from the inception date of the class to 1/31/19. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The table also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.03	$4.05	$4.05	$2.28	$1.39‡	$4.05	$1.47	$1.52
Ending value (after expenses)	$1,010.20	$1,008.20	$1,008.20	$1,010.90	$1,006.10	$1,008.20	$1,011.70	$1,010.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

‡ Had expenses for shares of any new class been shown for the entire period from 8/1/18 to 1/1/19, they would have been higher.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/19, use the following calculation method. To find the value of your investment on 8/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.04	$4.08	$4.08	$2.29	$2.80	$4.08	$1.48	$1.53
Ending value (after expenses)	$1,023.19	$1,021.17	$1,021.17	$1,022.94	$1,022.43	$1,021.17	$1,023.74	$1,023.69

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/19, or, in the case of a new class, the average net assets of the class from the inception date for the class to 1/31/19. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Short Duration Income Fund

Consider these risks before investing

Putnam Short Duration Income Fund is not a money market fund. The effects of inflation may erode the value of your investment over time. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy and interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. You can lose money by investing in the fund.

Short Duration Income Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.50% maximum sales charge for class N shares.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are not subject to an initial sales charge or a CDSC, except that a CDSC may apply to certain redemptions of class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge if the shares are redeemed within nine months of the original purchase. Exchange of your fund’s class A shares into another Putnam fund may involve an initial sales charge.

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge or a CDSC, except that a CDSC of 1.00% may apply to class C shares obtained in an exchange for class C shares of another Putnam fund if exchanged within one year of the original purchase date.

Class M shares are not subject to an initial sales charge or a CDSC. Exchange of your fund’s class M shares into another Putnam fund may involve an initial sales charge.

Class N shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge). There is a 1.50% maximum sales charge.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a

14 Short Duration Income Fund

percentage of the price of a security, fund share, or principal investment.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2019, Putnam employees had approximately $477,000,000 and the Trustees had approximately $67,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Short Duration Income Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Short Duration Income Fund

The fund’s portfolio 1/31/19 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (45.2%)*	amount	Value
Banking (28.7%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.57%), 3.261%, 8/27/21 (Netherlands)	$36,600,000	$36,517,211
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.41%), 3.171%, 1/19/21 (Netherlands)	38,000,000	37,903,100
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.66%), 3.484%,
9/23/19 (Australia)	28,940,000	29,040,859
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%),
2.921%, 11/9/20 (Australia)	24,900,000	24,884,707
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.14%,
8/19/20 (Australia)	28,950,000	29,035,613
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 3.10%,
5/17/21 (Australia)	14,625,000	14,623,076
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.65%), 3.447%, 10/1/21	22,570,000	22,638,546
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.38%), 3.152%, 1/23/22	34,210,000	33,932,794
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 1.42%), 4.181%, 4/19/21	22,683,000	23,179,527
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.66%), 3.421%, 7/21/21	22,970,000	23,052,953
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 3.472%, 6/25/22	3,020,000	3,014,781
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 3.152%, 1/22/21 (Canada)	28,000,000	28,001,915
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.34%), 3.137%, 7/13/20 (Canada)	36,200,000	36,198,733
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA
LIBOR USD 3 Month + 0.46%), 3.257%, 4/13/21 (Canada)	11,600,000	11,617,284
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.79%), 3.481%, 8/27/21 (Canada)	7,500,000	7,560,692
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.44%), 3.228%, 6/15/20 (Canada)	24,600,000	24,671,561
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%),
3.51%, 8/17/20	2,600,000	2,630,346
Banque Federative du Credit Mutuel SA 144A sr. unsec.
notes 1.90%, 3/28/19 (France)	19,255,000	19,231,974
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 3.491%,
7/20/22 (France)	3,300,000	3,287,140
Banque Federative du Credit Mutuel SA 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 3.251%,
7/20/20 (France)	73,900,000	74,014,027
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 0.65%), 3.389%, 8/7/20
(United Kingdom)	25,500,000	25,444,703

Short Duration Income Fund 17

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.72%), 3.502%, 1/15/20	$20,957,000	$21,045,188
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.57%), 3.358%, 6/15/20	34,740,000	34,824,828
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.22%), 2.956%, 2/1/21	37,845,000	37,654,261
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,065,668
Branch Banking & Trust Co. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.45%), 3.237%, 1/15/20	10,000,000	10,024,927
Branch Banking & Trust Co. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.53%),
3.266%, 5/1/19	16,250,000	16,261,945
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 3.508%,
6/16/22 (Canada)	6,300,000	6,308,354
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 3.053%,
2/2/21 (Canada)	27,300,000	27,240,041
Capital One Bank USA NA sr. unsec. notes Ser. BKNT,
2.833%, 6/5/19	48,100,000	48,014,885
Capital One NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.77%), 3.544%, 9/13/19	44,400,000	44,475,081
Capital One NA sr. unsec. notes 2.939%, 9/5/19	9,000,000	8,974,002
Capital One NA sr. unsec. notes Ser. BKNT,
2.988%, 9/13/19	25,540,000	25,381,086
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.31%), 4.075%, 10/26/20	18,205,000	18,461,027
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.38%), 4.183%, 3/30/21	60,863,000	61,464,813
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.19%), 3.928%, 8/2/21	28,093,000	28,494,477
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.07%), 3.837%, 12/8/21	17,250,000	17,430,228
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.96%), 3.731%, 4/25/22	20,585,000	20,647,870
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.81%), 3.499%, 5/26/22	4,960,000	4,931,039
Citizens Bank NA sr. unsec. unsub. notes Ser. BKNT,
2.779%, 3/14/19	15,500,000	15,496,508
Citizens Bank NA/Providence RI sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.54%), 3.278%, 3/2/20	37,900,000	37,926,312
Citizens Bank NA/Providence RI sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%),
3.259%, 5/26/20	49,176,000	49,208,929
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.64%), 3.229%,
11/7/19 (Australia)	19,627,000	19,692,432
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.45%), 3.217%,
3/10/20 (Australia)	14,900,000	14,944,039

18 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Commonwealth Bank of Australia 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.40%), 3.201%,
9/18/20 (Australia)	$19,600,000	$19,621,065
Commonwealth Bank of Australia 144A sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.848%,
3/15/19 (Australia)	6,550,000	6,555,862
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.73%), 3.501%, 6/11/21	42,600,000	42,154,991
Compass Bank sr. unsec. unsub. notes Ser. BKNT,
3.272%, 9/29/19	11,731,000	11,687,948
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.83%), 3.613%, 1/10/22 (Netherlands)	29,100,000	29,284,557
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 3.195%, 4/26/21 (Netherlands)	25,370,000	25,398,947
Cooperative Rabobank UA sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 3.111%,
8/9/19 (Netherlands)	48,300,000	48,404,437
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.97%), 3.737%, 6/10/20
(United Kingdom)	26,005,000	26,171,666
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.80%), 3.587%, 4/15/19
(United Kingdom)	23,040,000	23,073,054
Credit Suisse AG unsec. sub. notes 3.295%, 1/14/20	14,400,000	14,696,729
Credit Suisse AG/New York, NY sr. unsec. notes
2.867%, 8/13/19	67,967,000	68,856,641
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 2.29%), 5.07%, 4/16/21 (United Kingdom)	69,194,000	71,338,184
Credit Suisse Group Funding Guernsey, Ltd. 144A
company guaranty sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 2.29%), 5.07%, 4/16/21 (United Kingdom)	1,750,000	1,805,780
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 3.319%, 9/6/19 (Denmark)	40,141,000	40,098,321
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.51%), 3.248%, 3/2/20 (Denmark)	25,200,000	24,979,283
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.07%), 3.808%, 6/2/21 (Norway)	7,000,000	7,075,902
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.37%), 3.167%, 10/2/20 (Norway)	69,605,000	69,642,580
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.44%), 3.205%, 7/26/21	24,800,000	24,690,211
Fifth Third Bank sr. unsec. notes Ser. BKNT,
2.847%, 9/27/19	38,135,000	37,839,768
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.59%), 3.412%, 9/27/19	23,335,000	23,375,603
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%),
3.001%, 10/30/20	31,105,000	30,898,898
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD
3 Month + 2.24%), 5.007%, 3/8/21 (United Kingdom)	28,139,000	29,058,741

Short Duration Income Fund 19

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.66%), 4.349%, 5/25/21
(United Kingdom)	$7,566,000	$7,725,187
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.60%), 3.24%, 5/18/21 (United Kingdom)	28,000,000	27,938,223
HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.228%, 11/13/19	13,350,000	13,404,174
Huntington National Bank (The) sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.51%), 3.277%, 3/10/20	37,110,000	37,210,084
Huntington National Bank (The) sr. unsec. notes
2.93%, 4/1/19	8,000,000	7,992,526
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.13%), 3.954%, 3/22/19 (Netherlands)	13,130,000	13,152,550
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.97%), 3.61%, 8/17/20 (Netherlands)	5,350,000	5,398,535
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.88%), 3.496%, 8/15/21 (Netherlands)	3,500,000	3,516,382
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.226%, 8/15/19 (Netherlands)	8,000,000	8,013,592
ING Bank NV 144A sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.69%), 3.487%, 10/1/19 (Netherlands)	14,455,000	14,507,219
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.15%), 3.953%, 3/29/22 (Netherlands)	49,410,000	49,531,845
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 3.411%, 6/18/22	24,297,000	24,180,649
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.48%), 4.218%, 3/1/21	25,327,000	25,845,418
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.21%), 3.957%, 10/29/20	16,152,000	16,357,877
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.96%), 3.727%, 1/23/20	23,528,000	23,709,112
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.68%), 3.418%, 6/1/21	21,160,000	21,212,223
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.55%), 3.317%, 3/9/21	22,842,000	22,877,993
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT,
(BBA LIBOR USD 3 Month + 0.34%), 3.105%, 4/26/21	14,750,000	14,734,482
JPMorgan Chase Bank NA sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%),
3.026%, 2/1/21	6,000,000	5,981,736
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.81%), 3.463%, 11/22/21	6,090,000	6,118,667
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.66%), 3.396%, 2/1/22	38,000,000	38,050,337
KeyBank NA sr. unsec. notes Ser. BKNT,
3.191%, 12/15/19	5,000,000	4,985,369
KeyBank NA sr. unsec. unsub. notes Ser. BKNT,
2.885%, 8/22/19	43,907,000	43,651,076
KeyBank NA sr. unsec. unsub. notes Ser. BKNT,
2.666%, 3/8/19	27,250,000	27,246,450

20 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Lloyds Bank PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.49%), 3.079%, 5/7/21
(United Kingdom)	$65,400,000	$65,027,874
Lloyds Banking Group PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 3.59%, 6/21/21
(United Kingdom)	12,565,000	12,539,401
Manufacturers & Traders Trust Co. sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%),
3.041%, 1/25/21	63,120,000	62,758,701
Manufacturers & Traders Trust Co. unsec. sub
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%),
3.378%, 12/1/21	13,270,000	13,107,512
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.65%), 3.415%, 7/26/21 (Japan)	45,366,000	45,365,919
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.88%), 4.618%,
3/1/21 (Japan)	8,429,000	8,619,217
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.06%), 3.839%,
9/13/21 (Japan)	20,855,000	21,048,611
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.92%), 3.609%,
2/22/22 (Japan)	10,299,000	10,325,582
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.94%), 3.647%, 2/28/22 (Japan)	54,690,000	54,873,758
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.14%), 3.919%, 9/13/21 (Japan)	29,489,000	29,783,890
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.48%), 4.267%, 4/12/21 (Japan)	13,200,000	13,359,289
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.69%), 3.457%,
12/9/19 (Australia)	2,600,000	2,607,689
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.71%), 3.448%,
11/4/21 (Australia)	27,500,000	27,601,915
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.59%), 3.373%,
1/10/20 (Australia)	17,750,000	17,827,666
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.58%), 3.372%,
9/20/21 (Australia)	28,200,000	28,229,892
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.51%), 3.187%,
5/22/20 (Australia)	25,700,000	25,798,688
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.35%), 3.147%,
1/12/21 (Australia)	27,900,000	27,865,739
National Bank of Canada company guaranty sr. unsec.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%),
3.336%, 6/12/20 (Canada)	21,023,000	21,068,958
National Bank of Canada sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.33%), 3.068%, 11/2/20 (Canada)	18,700,000	18,669,482

Short Duration Income Fund 21

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Nordea Bank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.99%), 3.681%, 5/27/21 (Finland)	$8,353,000	$8,437,048
Nordea Bank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.47%), 3.176%, 5/29/20 (Finland)	51,875,000	52,015,374
Nordea Bank AB 144A sr. unsec. unsub. notes 2.63%,
4/4/19 (Finland)	15,000,000	14,985,555
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.25%), 3.011%, 1/22/21	28,970,000	28,787,460
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.36%), 3.00%, 5/19/20	34,150,000	34,193,059
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.77%, 7/29/19	28,400,000	28,229,419
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.38%), 3.177%, 4/1/21	35,385,000	35,015,744
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.50%), 3.118%, 8/13/21	67,026,000	66,365,740
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 0.38%), 3.118%, 3/2/20 (Canada)	20,000,000	20,042,062
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 0.30%), 3.061%, 7/22/20 (Canada)	17,300,000	17,307,883
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.40%), 3.171%, 1/25/21 (Canada)	28,000,000	27,999,915
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 3.141%,
4/30/21 (Canada)	35,750,000	35,704,169
Santander Holdings USA, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 1.00%), 3.787%, 7/15/19	5,500,000	5,507,755
Santander UK PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.62%), 3.358%, 6/1/21
(United Kingdom)	64,370,000	64,050,660
Santander UK PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.30%), 2.882%, 11/3/20
(United Kingdom)	15,456,000	15,341,626
Santander UK PLC sr. unsec. unsub. notes 2.964%,
9/10/19 (United Kingdom)	25,500,000	25,410,963
Skandinaviska Enskilda Banken AB 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.57%), 3.349%,
9/13/19 (Sweden)	45,200,000	45,305,632
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 3.07%,
5/17/21 (Sweden)	52,250,000	52,109,500
Standard Chartered PLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.13%), 3.77%, 8/19/19
(United Kingdom)	39,000,000	39,203,917
Standard Chartered PLC 144A sr. unsec. unsub. notes
3.03%, 8/19/19 (United Kingdom)	19,250,000	19,151,155
State Street Corp. sr. unsec. unsub. notes
2.99%, 8/18/20	39,773,000	39,612,167
Sumitomo Mitsui Banking Corp. company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 3.123%,
1/17/20 (Japan)	26,000,000	26,041,652

22 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 4.447%,
3/9/21 (Japan)	$8,460,000	$8,639,419
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.901%,
10/19/21 (Japan)	35,774,000	36,170,349
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.769%,
1/11/22 (Japan)	8,220,000	8,250,850
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 3.567%,
7/12/22 (Japan)	10,614,000	10,600,987
Suncorp-Metway, Ltd. 144A sr. unsec. notes 2.761%,
5/3/19 (Australia)	5,000,000	4,990,650
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.50%), 3.265%, 10/26/21	39,050,000	38,898,174
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT,
2.59%, 1/29/21	19,666,000	19,578,570
SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.53%), 3.274%, 1/31/20	28,550,000	28,600,534
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 3.159%,
5/24/21 (Sweden)	43,742,000	43,796,475
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 3.127%,
9/8/20 (Sweden)	15,000,000	15,005,740
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month +
1.15%), 3.953%, 3/30/21 (Sweden)	23,400,000	23,769,753
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month +
0.49%), 3.229%, 9/6/19 (Sweden)	6,000,000	6,014,111
Svenska Handelsbanken AB company guaranty sr.
unsec. notes Ser. BKNT, 3.001%, 9/6/19 (Sweden)	14,600,000	14,472,425
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.70%), 3.478%, 3/14/22 (Sweden)	8,500,000	8,510,345
Toronto-Dominion Bank (The) sr. unsec. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 3.011%,
1/25/21 (Canada)	28,500,000	28,415,963
Toronto-Dominion Bank (The) sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.90%), 3.697%,
7/13/21 (Canada)	1,001,000	1,010,466
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.708%,
12/14/20 (Canada)	1,700,000	1,717,423
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.26%), 3.048%,
9/17/20 (Canada)	17,600,000	17,612,916
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.795%,
4/7/21 (Canada)	26,000,000	26,354,077

Short Duration Income Fund 23

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 3.201%,
6/11/21 (Canada)	$38,200,000	$38,200,802
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 3.142%,
11/5/19 (Canada)	7,300,000	7,314,977
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.32%), 3.085%, 4/26/21	38,700,000	38,557,042
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.38%), 3.009%, 11/16/21	10,200,000	10,154,375
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.29%), 2.936%, 5/21/21	78,380,000	78,185,696
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 3.347%, 6/8/20 (United Kingdom)	33,323,000	33,389,879
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.48%), 3.218%, 12/1/20 (United Kingdom)	22,918,000	22,879,910
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.53%), 4.266%, 2/1/22 (Switzerland)	25,110,000	25,488,041
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.44%), 4.264%, 9/24/20 (Switzerland)	28,900,000	29,308,043
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. notes (BBA LIBOR USD 3 Month
+ 1.78%), 4.577%, 4/14/21 (Switzerland)	34,554,000	35,285,508
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.64%), 3.419%, 1/24/22	4,840,000	4,858,005
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.93%), 3.627%, 2/11/22	21,035,000	21,093,825
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.34%), 4.076%, 3/4/21	33,686,000	34,258,662
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.03%), 3.79%, 7/26/21	9,960,000	10,077,130
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.88%), 3.641%, 7/22/20	16,847,000	16,888,949
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA
LIBOR USD 3 Month + 1.01%), 3.776%, 12/7/20	7,772,000	7,832,280
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.50%), 2.833%, 7/23/21	23,700,000	23,684,813
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.51%), 3.271%, 10/22/21	34,500,000	34,475,892
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.85%), 3.649%,
1/11/22 (Australia)	21,400,000	21,586,884
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.56%), 3.20%, 8/19/19 (Australia)	12,950,000	12,982,098
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.43%), 3.169%, 3/6/20 (Australia)	14,900,000	14,940,796

24 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Banking cont.
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.34%), 3.111%,
1/25/21 (Australia)	$23,450,000	$23,392,641
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.28%), 2.896%,
5/15/20 (Australia)	14,300,000	14,303,534
		4,361,347,603
Basic materials (0.1%)
DowDuPont, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.71%), 3.417%, 11/15/20	18,920,000	19,019,462
		19,019,462
Capital goods (0.1%)
John Deere Capital Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%),
3.082%, 10/9/19	10,000,000	10,013,793
		10,013,793
Communication services (0.9%)
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.95%), 3.737%, 7/15/21	3,500,000	3,514,293
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.65%), 3.437%, 1/15/20	34,100,000	34,226,882
British Telecommunications PLC sr. unsec. unsub.
notes 2.713%, 2/14/19 (United Kingdom)	9,900,000	9,896,466
Comcast Corp. company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.33%), 3.127%, 10/1/20	32,517,000	32,551,879
Deutsche Telekom International Finance BV 144A
company guaranty sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.58%), 3.353%, 1/17/20 (Netherlands)	22,550,000	22,581,188
Deutsche Telekom International Finance BV 144A
company guaranty sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.45%), 3.254%, 9/19/19 (Netherlands)	20,795,000	20,800,213
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.00%), 3.788%, 3/16/22	10,300,000	10,403,951
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 3.203%, 5/22/20	4,200,000	4,213,693
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.37%), 2.986%, 8/15/19	80,000	80,042
		138,268,607
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.34%), 3.128%, 3/16/20 (Netherlands)	25,150,000	25,167,593
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.32%), 3.099%, 9/13/19 (Netherlands)	15,000,000	15,009,900
		40,177,493
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.50%), 3.279%, 12/13/19 (Canada)	57,740,000	57,721,272
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,300,000	19,105,176

Short Duration Income Fund 25

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Consumer cyclicals cont.
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 3.207%, 4/12/21	$19,000,000	$18,898,710
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 3.198%, 9/13/19	8,800,000	8,802,818
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.50%), 3.118%, 8/13/21	20,406,000	20,307,995
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.37%), 2.984%, 8/14/20	18,500,000	18,418,446
BMW US Capital, LLC 144A company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%),
3.175%, 4/6/20	9,800,000	9,791,866
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN Ser. 1,
(BBA LIBOR USD 3 Month + 0.83%), 3.606%, 3/12/19	11,515,000	11,516,958
General Motors Financial Co., Inc. company guaranty
sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.27%),
4.064%, 10/4/19	7,950,000	7,966,026
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.58%), 3.377%, 1/13/20	10,250,000	10,234,984
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.52%), 3.299%, 9/13/19	15,000,000	14,995,198
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 3.203%, 9/28/20	11,900,000	11,822,809
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.39%), 3.187%, 7/13/20	29,800,000	29,663,903
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
2.744%, 3/8/19	19,000,000	18,984,501
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.65%), 3.388%, 3/1/21	35,938,000	35,712,557
		293,943,219
Consumer finance (1.1%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.60%), 3.333%, 11/5/21	19,200,000	19,238,671
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.33%), 3.081%, 10/30/20	37,100,000	37,057,157
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.53%), 3.165%, 5/17/21	9,500,000	9,491,260
American Express Credit Corp. sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.33%), 3.068%, 5/3/19	6,835,000	6,837,072
American Express Credit Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 3.351%, 3/18/19	10,921,000	10,928,220
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.49%),
3.106%, 8/15/19	1,900,000	1,902,824
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%),
3.321%, 10/30/19	6,200,000	6,202,047
American Express Credit Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%),
3.168%, 3/3/20	7,800,000	7,812,602
American Honda Finance Corp. sr. unsec. unsub.
FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%),
2.954%, 2/14/20	14,700,000	14,722,312

26 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Consumer finance cont.
Aviation Capital Group LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.67%), 3.421%, 7/30/21	$16,960,000	$16,842,491
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.95%), 3.688%, 6/1/21	36,800,000	36,602,102
		167,636,758
Consumer staples (1.5%)
Anheuser-Busch InBev Finance, Inc. company guaranty
sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%),
3.996%, 2/1/21	31,025,000	31,173,230
Church & Dwight Co., Inc. sr. unsec. notes
3.093%, 12/15/19	13,600,000	13,531,943
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.50%), 3.297%, 10/9/20	14,020,000	13,904,195
Diageo Capital PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.24%), 2.88%, 5/18/20
(United Kingdom)	28,500,000	28,462,665
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.57%), 3.267%, 2/10/21	7,235,000	7,173,941
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.42%), 3.117%, 8/9/19	29,038,000	28,979,430
McDonald’s Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.43%), 3.195%, 10/28/21	21,430,000	21,340,830
Mondelez International Holdings Netherlands BV 144A
company guaranty sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.61%), 3.375%, 10/28/19 (Netherlands)	36,700,000	36,745,936
Mondelez International, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.52%), 3.061%, 2/1/19	11,750,000	11,750,000
PepsiCo, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.59%), 3.267%, 2/22/19	4,230,000	4,231,505
Tyson Foods, Inc. sr. unsec. sub. FRN (BBA LIBOR USD
3 Month + 0.45%), 3.157%, 5/30/19	8,700,000	8,693,084
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.45%), 3.096%, 8/21/20	24,000,000	23,831,400
		229,818,159
Energy (0.9%)
BP Capital Markets PLC company guaranty sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.54%), 3.158%,
5/10/19 (United Kingdom)	2,000,000	2,001,568
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 2.66%, 5/10/19 (United Kingdom)	21,000,000	20,972,570
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 1.768%, 9/19/19 (United Kingdom)	20,500,000	20,366,995
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.41%), 3.026%, 11/15/19	9,800,000	9,828,184
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.21%), 2.948%, 3/3/20	24,950,000	24,974,359
EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.77%), 3.567%, 10/1/20	28,500,000	28,026,903
Phillips 66 company guaranty sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.60%), 3.289%, 2/26/21	8,500,000	8,480,582

Short Duration Income Fund 27

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Energy cont.
Phillips 66 144A company guaranty sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.75%), 3.537%, 4/15/20	$21,349,000	$21,350,123
Total Capital International SA company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%),
3.154%, 6/19/19 (France)	4,525,000	4,528,731
		140,530,015
Financial (0.8%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.42%), 3.172%, 1/25/21 (Canada)	49,100,000	49,071,856
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.66%), 3.438%, 6/14/19 (Canada)	10,000,000	10,020,135
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.64%), 3.406%, 3/7/22 (Canada)	22,345,000	22,357,214
Bank of Nova Scotia (The) sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 3.187%,
7/14/20 (Canada)	24,278,000	24,325,650
Berkshire Hathaway Finance Corp. company guaranty
sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%),
3.103%, 1/10/20	19,750,000	19,771,566
		125,546,421
Health care (1.4%)
Becton Dickinson and Co. (BD) sr. unsec. unsub. notes
2.121%, 6/6/19	22,699,000	22,598,171
Cigna Corp. 144A sr. unsub. FRN (BBA LIBOR USD
3 Month + 0.35%), 3.138%, 3/17/20	37,315,000	37,250,353
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.63%), 3.397%, 3/9/20	11,543,000	11,566,929
CVS Health Corp. sr. unsec. unsub. notes
3.034%, 8/12/19	37,500,000	37,376,742
GlaxoSmithKline Capital PLC company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%),
2.964%, 5/14/21 (United Kingdom)	23,750,000	23,672,548
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.26%), 3.048%, 6/15/21	27,450,000	27,337,555
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.44%), 3.085%, 8/20/21	51,980,000	51,772,756
		211,575,054
Insurance (2.9%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.65%), 3.381%, 1/22/21	47,000,000	47,000,016
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.46%), 3.282%, 6/25/21	20,134,000	19,963,298
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.48%), 3.277%, 7/2/20	28,938,000	28,986,835
AIG Global Funding 144A sr. notes 3.071%, 10/18/19	16,255,000	16,180,543
American International Group, Inc. sr. unsec. unsub.
notes 2.853%, 7/16/19	36,500,000	36,409,665
Jackson National Life Global Funding 144A FRN (BBA
LIBOR USD 3 Month + 0.30%), 3.087%, 10/15/20	23,300,000	23,223,669
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.73%), 3.552%, 6/27/22	19,750,000	19,784,069

28 Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Insurance cont.
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.48%), 3.251%, 6/11/21	$35,900,000	$35,786,341
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.30%), 3.065%, 4/27/20	47,500,000	47,429,651
Metropolitan Life Global Funding I 144A FRN (SECURED
OVERNIGHT FUNDING RATE + 0.57%), 2.95%, 9/7/20	37,300,000	37,241,327
Metropolitan Life Global Funding I 144A notes
1.55%, 9/13/19	1,441,000	1,429,769
Metropolitan Life Global Funding I 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.23%), 3.034%, 1/8/21	11,500,000	11,475,038
Metropolitan Life Global Funding I 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.22%), 3.024%, 9/19/19	10,300,000	10,307,397
Metropolitan Life Global Funding I 144A sr. notes
1.75%, 9/19/19	1,753,000	1,743,490
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.39%), 3.169%, 10/24/19	15,000,000	15,038,291
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.32%), 3.054%, 8/6/21	6,000,000	5,991,136
Principal Life Global Funding II 144A FRN (BBA LIBOR
USD 3 Month + 0.30%), 3.122%, 6/26/20	37,200,000	37,048,862
Principal Life Global Funding II 144A FRN (BBA LIBOR
USD 3 Month + 0.30%), 2.977%, 2/22/19	10,000,000	10,001,929
Protective Life Global Funding 144A FRN (BBA LIBOR
USD 3 Month + 0.37%), 3.167%, 7/13/20	23,000,000	22,928,359
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTN, 2.718%, 8/15/19	18,900,000	18,829,502
		446,799,187
Investment banking/Brokerage (2.0%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.32%), 2.966%, 5/21/21	28,500,000	28,438,440
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.20%), 3.988%, 9/15/20	14,928,000	15,074,175
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.16%), 3.932%, 4/23/20	14,845,000	14,946,631
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 3.579%, 12/13/19	7,505,000	7,522,766
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR
USD 3 Month + 0.55%), 3.168%, 2/10/21	25,830,000	25,811,070
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.18%), 3.941%, 1/20/22	37,643,000	37,998,952
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.98%), 3.768%, 6/16/20	11,042,000	11,114,883
Morgan Stanley sr. unsec. unsub. FRN Ser. 3NC2, (BBA
LIBOR USD 3 Month + 0.80%), 3.414%, 2/14/20	29,342,000	29,342,000
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 1.40%), 4.161%, 4/21/21	38,992,000	39,673,073
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.60%, 12/1/19	28,909,000	29,572,614
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 3.166%, 11/1/21	70,400,000	70,502,999
		309,997,603

Short Duration Income Fund 29

	Principal
CORPORATE BONDS AND NOTES (45.2%)* cont.	amount	Value
Real estate (0.6%)
WEA Finance, LLC/Westfield UK & Europe Finance,
PLC 144A company guaranty sr. unsec. notes
3.039%, 9/17/19 R	$94,000,000	$93,765,541
		93,765,541
Technology (0.6%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.20%), 2.939%, 2/7/20	25,000,000	25,037,239
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
2.20%, 1/15/21	29,150,000	28,437,127
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.26%), 3.021%, 1/20/21	28,865,000	28,820,042
		82,294,408
Utilities and power (1.4%)
Consolidated Edison Co. of New York, Inc. sr. unsec.
unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%),
3.222%, 6/25/21	47,100,000	47,013,440
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.55%), 3.288%, 6/1/19	30,150,000	30,142,597
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.40%), 3.138%, 12/1/20	29,500,000	29,494,454
DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19	7,000,000	6,925,811
Duke Energy Florida, LLC sr. unsec. unsub. notes
2.10%, 12/15/19	7,000,000	6,959,274
Southern Co. (The) 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.49%), 3.104%, 2/14/20	36,145,000	36,145,000
Southern Co. (The) 144A sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.70%), 3.503%, 9/30/20	30,800,000	30,674,483
TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.28%), 2.891%, 11/15/19 (Canada)	24,100,000	24,086,625
		211,441,684
Total corporate bonds and notes (cost $6,894,061,299)		$6,882,175,007

		Maturity	Principal
COMMERCIAL PAPER (39.2%)*	Yield (%)	date	amount	Value
Air Liquide US, LLC	2.922	2/28/19	$47,000,000	$46,909,159
Air Liquide US, LLC	2.866	2/4/19	47,000,000	46,987,566
Albermarle Corp.	2.911	2/19/19	7,000,000	6,989,282
Albermarle Corp.	2.871	3/6/19	24,500,000	24,432,018
Albermarle Corp.	2.810	2/25/19	10,500,000	10,478,730
Albermarle Corp.	2.768	2/27/19	5,000,000	4,989,043
Amcor, Ltd./Australia (Australia)	2.873	3/15/19	10,000,000	9,965,648
Amcor, Ltd./Australia (Australia)	2.873	3/14/19	25,000,000	24,916,175
Amcor, Ltd./Australia (Australia)	2.863	3/18/19	28,000,000	27,896,781
Amcor, Ltd./Australia (Australia)	2.853	3/22/19	19,500,000	19,421,269
Ameren Corp.	2.908	2/4/19	50,000,000	49,984,845
Ameren Illinois Co.	2.775	2/15/19	33,750,000	33,710,484
American Electric Power Co., Inc.	2.857	2/14/19	47,000,000	46,948,786
American Electric Power Co., Inc.	2.847	2/20/19	27,000,000	26,957,655
American Electric Power Co., Inc.	2.806	2/26/19	40,000,000	39,917,984

30 Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (39.2%)* cont.	Yield (%)	date	amount	Value
Amphenol Corp.	2.827	2/25/19	$94,000,000	$93,814,807
Anheuser-Busch InBev Worldwide, Inc.	2.870	4/22/19	17,700,000	17,589,486
Anheuser-Busch InBev Worldwide, Inc.	2.815	3/26/19	14,000,000	13,942,838
Anheuser-Busch InBev Worldwide, Inc.	2.790	3/11/19	16,331,000	16,283,497
Anthem, Inc.	2.801	3/18/19	46,000,000	45,836,480
Apache Corp.	2.850	2/1/19	44,125,000	44,121,684
Arrow Electronics, Inc.	3.159	2/14/19	48,500,000	48,442,436
Arrow Electronics, Inc.	2.995	2/12/19	18,000,000	17,981,778
Arrow Electronics, Inc.	3.009	3/1/19	37,000,000	36,908,199
Arrow Electronics, Inc.	3.008	2/22/19	19,500,000	19,463,344
AT&T, Inc.	3.123	3/15/19	36,700,000	36,573,226
AT&T, Inc.	3.070	3/28/19	23,500,000	23,390,004
AT&T, Inc.	3.012	2/27/19	23,500,000	23,449,734
Autonation, Inc.	2.850	2/1/19	120,000,000	119,990,150
AutoZone, Inc.	2.888	2/7/19	36,700,000	36,680,376
AutoZone, Inc.	2.858	2/15/19	34,000,000	33,960,192
AutoZone, Inc.	2.808	2/28/19	44,000,000	43,902,638
Bell Canada, Inc. (Canada)	3.021	4/3/19	35,500,000	35,327,894
Bell Canada, Inc. (Canada)	2.907	2/4/19	16,000,000	15,995,328
Bell Canada, Inc. (Canada)	2.907	2/1/19	9,750,000	9,749,294
Bell Canada, Inc. (Canada)	2.870	2/19/19	15,000,000	14,978,459
Bell Canada, Inc. (Canada)	2.868	2/8/19	22,600,000	22,586,656
Bell Canada, Inc. (Canada)	2.861	2/26/19	30,000,000	29,940,655
Berkshire Hathaway Energy Co.	2.817	2/11/19	18,000,000	17,984,710
Berkshire Hathaway Energy Co.	2.785	2/5/19	47,000,000	46,982,049
Boston Scientific Corp.	3.109	2/8/19	9,537,000	9,531,155
Boston Scientific Corp.	3.087	2/7/19	28,000,000	27,985,028
Boston Scientific Corp.	3.016	3/27/19	15,000,000	14,932,785
Boston Scientific Corp.	3.015	3/26/19	12,000,000	11,947,296
Boston Scientific Corp.	2.993	2/15/19	30,000,000	29,964,875
BP Capital Markets PLC (United Kingdom)	2.768	2/21/19	48,000,000	47,932,128
BPCE SA (France)	2.810	3/26/19	94,000,000	93,649,333
Cabot Corp.	2.947	2/1/19	35,500,000	35,497,308
Cabot Corp.	2.896	2/5/19	42,200,000	42,183,882
Cabot Corp.	2.783	2/13/19	42,000,000	41,957,685
Canadian Natural Resources, Ltd. (Canada)	2.914	3/25/19	37,000,000	36,837,891
Canadian Natural Resources, Ltd. (Canada)	2.797	2/25/19	29,000,000	28,941,255
CBS Corp.	3.066	2/20/19	19,000,000	18,970,202
CenterPoint Energy, Inc.	2.903	3/21/19	38,000,000	37,849,954
CenterPoint Energy, Inc.	2.894	3/25/19	23,000,000	22,901,024
CenterPoint Energy, Inc.	2.861	3/11/19	14,000,000	13,956,745
CenterPoint Energy, Inc.	2.857	2/15/19	28,000,000	27,967,683
CenterPoint Energy, Inc.	2.787	2/26/19	22,000,000	21,955,527
Cigna Corp.	3.123	2/20/19	100,000,000	99,848,722
Constellation Brands, Inc.	2.991	3/13/19	18,000,000	17,936,409
Constellation Brands, Inc.	2.988	2/13/19	10,500,000	10,488,454
Constellation Brands, Inc.	2.959	2/22/19	49,180,000	49,087,552
Constellation Brands, Inc.	2.909	3/6/19	10,000,000	9,970,836
CRH America Finance, Inc.	3.019	3/29/19	27,000,000	26,874,144
CRH America Finance, Inc.	2.958	4/1/19	4,700,000	4,676,813

Short Duration Income Fund 31

		Maturity	Principal
COMMERCIAL PAPER (39.2%)* cont.	Yield (%)	date	amount	Value
Dollar General Corp.	2.813	2/1/19	$56,750,000	$56,745,736
Dominion Energy, Inc.	2.858	2/21/19	44,000,000	43,927,466
Dow Chemical Co. (The)	2.860	2/19/19	47,000,000	46,930,024
Duke Energy Corp.	3.034	3/20/19	46,000,000	45,822,379
Duke Energy Corp.	3.034	3/19/19	48,180,000	47,998,151
Duke Energy Corp.	2.812	3/22/19	19,000,000	18,923,288
E. I. du Pont de Nemours & Co.	3.063	2/15/19	23,000,000	22,973,167
Eastman Chemical Co.	2.856	2/6/19	28,500,000	28,486,971
Eastman Chemical Co.	2.826	2/14/19	8,500,000	8,490,738
Enbridge US, Inc.	3.313	2/14/19	25,000,000	24,972,758
Enbridge US, Inc.	3.311	2/15/19	22,000,000	21,974,242
Enbridge US, Inc.	3.309	2/8/19	28,000,000	27,982,839
Enbridge US, Inc.	3.309	2/7/19	17,000,000	16,990,910
Enbridge US, Inc.	3.309	2/1/19	6,000,000	5,999,549
Enbridge US, Inc.	3.260	2/12/19	24,000,000	23,977,704
Eni Finance USA, Inc.	3.063	2/14/19	15,000,000	14,984,227
Eni Finance USA, Inc.	3.025	2/12/19	25,000,000	24,977,575
Eni Finance USA, Inc.	3.009	2/1/19	82,000,000	81,994,028
Entergy Corp.	3.083	2/28/19	41,000,000	40,910,552
Entergy Corp.	2.988	2/13/19	5,464,000	5,458,692
Entergy Corp.	2.940	4/25/19	44,000,000	43,694,464
Entergy Corp.	2.820	2/8/19	29,000,000	28,982,826
ERP Operating LP	2.808	2/21/19	17,725,000	17,695,780
ETP Legacy LP	3.050	2/1/19	23,500,000	23,498,071
Export Development Canada (Canada)	2.427	2/11/19	46,750,000	46,715,645
Fidelity National Information Services, Inc.	2.857	2/19/19	47,000,000	46,930,272
Fidelity National Information Services, Inc.	2.825	2/1/19	7,000,000	6,999,469
FMC Corp.	3.158	2/22/19	47,500,000	47,417,881
FMC Corp.	3.108	2/15/19	43,250,000	43,199,362
FMC Corp.	2.950	2/1/19	37,200,000	37,197,205
FMC Technologies, Inc.	3.115	2/12/19	20,000,000	19,981,420
FMC Technologies, Inc.	2.908	2/13/19	30,000,000	29,969,721
FMC Technologies, Inc.	2.807	2/28/19	9,300,000	9,279,421
Ford Motor Credit Co., LLC	3.311	2/1/19	3,300,000	3,299,725
Ford Motor Credit Co., LLC	3.039	2/4/19	53,200,000	53,182,101
Ford Motor Credit Co., LLC	3.009	2/20/19	7,500,000	7,486,988
General Motors Financial Co., Inc.	3.061	3/1/19	20,000,000	19,951,103
General Motors Financial Co., Inc.	3.059	2/13/19	14,500,000	14,484,512
General Motors Financial Co., Inc.	3.005	2/5/19	18,000,000	17,992,833
General Motors Financial Co., Inc.	2.955	2/22/19	18,500,000	18,466,072
Hawaiian Electric Industries, Inc.	2.932	2/6/19	47,000,000	46,977,730
Humana, Inc.	3.315	2/12/19	6,000,000	5,994,266
Humana, Inc.	3.016	3/18/19	28,000,000	27,894,026
Humana, Inc.	2.995	3/25/19	47,000,000	46,794,077
Humana, Inc.	2.958	2/19/19	14,000,000	13,978,565
Humana, Inc.	2.888	2/28/19	14,000,000	13,968,150
ING (U.S.) Funding LLC	2.803	7/26/19	29,000,000	29,011,948
Johnson Controls International PLC	2.826	2/27/19	40,000,000	39,914,740
Keurig Dr Pepper, Inc.	2.907	2/1/19	10,000,000	9,999,242
Keurig Dr Pepper, Inc.	2.856	2/12/19	48,000,000	47,955,440

32 Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (39.2%)* cont.	Yield (%)	date	amount	Value
Keurig Dr Pepper, Inc.	2.794	2/14/19	$14,000,000	$13,984,783
Lowe’s Cos., Inc.	2.755	2/15/19	47,000,000	46,945,167
LVMH Moet Hennessy Louis Vuitton SA	2.819	4/18/19	27,000,000	26,841,650
LVMH Moet Hennessy Louis Vuitton SA	2.809	2/6/19	33,000,000	32,986,558
Magna International, Inc. (Canada)	2.968	2/1/19	29,000,000	28,997,801
Magna International, Inc. (Canada)	2.877	2/11/19	8,700,000	8,692,610
Magna International, Inc. (Canada)	2.815	2/14/19	16,000,000	15,982,609
Magna International, Inc. (Canada)	2.806	2/26/19	24,000,000	23,950,669
Magna International, Inc. (Canada)	2.805	2/22/19	8,500,000	8,485,341
Marriott International, Inc./MD	3.010	2/4/19	47,000,000	46,985,754
Marriott International, Inc./MD	2.989	2/11/19	16,500,000	16,485,984
McDonald’s Corp.	2.785	2/6/19	32,000,000	31,985,840
Mohawk Industries, Inc.	2.942	2/11/19	24,000,000	23,979,613
Mohawk Industries, Inc.	2.907	2/21/19	17,000,000	16,971,976
Mohawk Industries, Inc.	2.808	2/22/19	9,000,000	8,984,441
Mohawk Industries, Inc.	2.807	2/25/19	5,000,000	4,990,149
Mohawk Industries, Inc.	2.786	2/28/19	44,000,000	43,902,638
Mondelez International, Inc.	3.088	3/15/19	18,000,000	17,938,166
Mondelez International, Inc.	3.009	2/6/19	30,500,000	30,486,056
Mondelez International, Inc.	2.986	3/25/19	10,000,000	9,956,967
Mondelez International, Inc.	2.951	4/17/19	19,500,000	19,377,282
National Bank of Canada (Canada)	2.643	2/11/19	39,000,000	39,002,691
National Grid PLC (United Kingdom)	3.036	3/11/19	39,000,000	38,878,827
National Grid USA	3.124	4/9/19	19,000,000	18,893,374
Newell Brands, Inc.	2.802	2/7/19	30,000,000	29,982,500
NextEra Energy Capital Holdings, Inc.	2.958	2/6/19	24,475,000	24,463,811
NextEra Energy Capital Holdings, Inc.	2.913	3/21/19	20,000,000	19,921,028
NextEra Energy Capital Holdings, Inc.	2.872	3/29/19	43,000,000	42,799,563
NextEra Energy Capital Holdings, Inc.	2.892	3/22/19	10,000,000	9,959,625
NextEra Energy Capital Holdings, Inc.	2.860	3/5/19	11,850,000	11,818,977
NextEra Energy Capital Holdings, Inc.	2.777	2/20/19	11,500,000	11,481,964
NiSource Finance Corp.	2.836	2/27/19	20,000,000	19,957,370
NiSource Finance Corp.	2.826	2/20/19	2,000,000	1,996,863
NiSource, Inc.	2.876	2/12/19	20,000,000	19,981,420
Northrop Grumman Corp.	3.124	4/17/19	37,500,000	37,258,700
Northrop Grumman Corp.	3.043	5/1/19	33,000,000	32,745,075
Northrop Grumman Corp.	2.974	3/27/19	19,000,000	18,913,933
ONEOK, Inc.	3.001	2/5/19	23,000,000	22,991,008
ONEOK, Inc.	2.976	2/1/19	50,000,000	49,996,132
Puget Sound Energy, Inc.	2.858	2/14/19	8,025,000	8,016,255
Puget Sound Energy, Inc.	2.812	2/12/19	26,000,000	25,975,846
Puget Sound Energy, Inc.	2.810	3/7/19	19,000,000	18,947,169
Puget Sound Energy, Inc.	2.809	3/5/19	15,500,000	15,459,421
Puget Sound Energy, Inc.	2.807	2/27/19	4,500,000	4,490,408
Puget Sound Energy, Inc.	2.807	2/19/19	17,000,000	16,974,689
Puget Sound Energy, Inc.	2.807	2/13/19	18,000,000	17,981,832
Puget Sound Energy, Inc.	2.764	2/7/19	19,000,000	18,989,840
Reckitt Benckiser Treasury Services PLC
(United Kingdom)	2.913	2/12/19	10,000,000	9,991,873
Rogers Communications, Inc. (Canada)	2.857	2/7/19	38,000,000	37,979,681

Short Duration Income Fund 33

		Maturity	Principal
COMMERCIAL PAPER (39.2%)* cont.	Yield (%)	date	amount	Value
Rogers Communications, Inc. (Canada)	2.837	2/5/19	$30,000,000	$29,988,604
Schlumberger Holdings Corp.	3.018	3/18/19	20,800,000	20,725,290
Schlumberger Holdings Corp.	2.982	2/13/19	7,889,000	7,881,323
Schlumberger Holdings Corp.	2.916	3/25/19	38,000,000	37,842,181
Schlumberger Holdings Corp.	2.911	2/5/19	19,500,000	19,492,864
Schlumberger Holdings Corp.	2.807	2/4/19	40,000,000	39,988,320
Sherwin-Williams Co. (The)	2.866	2/21/19	19,000,000	18,972,558
Sherwin-Williams Co. (The)	2.857	2/26/19	17,000,000	16,969,441
Sherwin-Williams Co. (The)	2.856	2/28/19	11,900,000	11,874,564
Sherwin-Williams Co. (The)	2.804	2/12/19	11,043,000	11,034,026
Simon Property Group LP	2.657	4/2/19	25,000,000	24,891,471
Societe Generale SA (France)	3.033	12/16/19	33,000,000	33,078,870
Societe Generale SA (France)	2.914	8/26/19	23,000,000	22,640,280
Southern Co. Funding Corp. (The)	2.854	2/4/19	28,525,000	28,516,354
Southern Company Gas Capital Corp.	3.066	2/12/19	14,000,000	13,986,994
Southern Company Gas Capital Corp.	2.837	2/27/19	11,000,000	10,976,554
Suncor Energy, Inc. (Canada)	3.023	3/4/19	11,000,000	10,972,094
Suncor Energy, Inc. (Canada)	3.022	2/27/19	29,000,000	28,938,187
Suncor Energy, Inc. (Canada)	3.012	2/19/19	14,000,000	13,979,156
Suncor Energy, Inc. (Canada)	2.966	3/29/19	36,000,000	35,832,192
Suncor Energy, Inc. (Canada)	2.945	3/25/19	23,000,000	22,901,024
Telus Corp. (Canada)	3.074	3/20/19	35,000,000	34,864,853
Telus Corp. (Canada)	3.022	3/4/19	37,500,000	37,404,867
Telus Corp. (Canada)	2.992	2/26/19	47,000,000	46,903,632
Toronto-Dominion Bank (The) (Canada)	2.813	6/28/19	12,000,000	12,000,000
Total Capital Canada Ltd. (Canada)	2.637	4/3/19	25,000,000	24,889,735
Toyota Motor Credit Corp.	2.733	4/29/19	46,500,000	46,515,066
TransCanada PipeLines, Ltd.	3.085	2/15/19	36,000,000	35,957,850
TransCanada PipeLines, Ltd. (Canada)	2.907	2/5/19	20,000,000	19,992,403
TransCanada PipeLines, Ltd. (Canada)	2.858	2/19/19	40,000,000	39,940,446
Tyson Foods, Inc.	2.836	2/7/19	7,740,000	7,735,846
Tyson Foods, Inc.	2.822	2/8/19	54,000,000	53,966,820
Tyson Foods, Inc.	2.806	2/12/19	35,000,000	34,967,508
UDR, Inc.	2.806	2/26/19	30,000,000	29,938,488
Union Electric Co.	2.817	2/4/19	15,000,000	14,995,425
Union Electric Co.	2.805	2/14/19	23,000,000	22,975,000
Viacom, Inc.	3.058	2/1/19	6,000,000	5,999,549
Viacom, Inc.	2.855	2/15/19	40,000,000	39,953,167
Viacom, Inc.	2.821	2/4/19	51,000,000	50,984,541
Walgreens Boots Alliance, Inc.	3.224	6/25/19	10,878,000	10,741,826
Walgreens Boots Alliance, Inc.	2.890	2/14/19	36,000,000	35,960,772
Walgreens Boots Alliance, Inc.	2.870	2/13/19	64,000,000	63,935,404
Waste Management, Inc.	2.704	2/12/19	25,000,000	24,976,792
Westar Energy, Inc.	2.853	2/12/19	20,000,000	19,981,420
Westar Energy, Inc.	2.853	2/11/19	49,900,000	49,857,613
Westar Energy, Inc.	2.752	2/8/19	53,500,000	53,467,210
WRKCo., Inc.	2.826	2/6/19	13,000,000	12,994,031
WRKCo., Inc.	2.805	2/4/19	20,000,000	19,993,900
WRKCo., Inc.	2.774	2/15/19	21,000,000	20,975,500
WRKCo., Inc.	2.755	2/13/19	24,500,000	24,475,316
Total commercial paper (cost $5,963,335,560)				$5,963,249,332

34 Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)*	amount	Value
Agency collateralized mortgage obligations (3.0%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%),
4.21%, 10/25/27 (Bermuda)	$14,947,054	$14,909,687
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR +
0.95%), 3.46%, 8/25/28 (Bermuda)	27,992,000	27,894,028
Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ, 6.50%, 11/15/23	60,571	63,569
Ser. 3724, Class CM, 5.50%, 6/15/37	144,250	157,993
Ser. 3316, Class CD, 5.50%, 5/15/37	54,535	60,122
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%),
5.406%, 7/25/28	11,564,578	11,756,342
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%),
5.36%, 4/25/28	35,312,372	36,197,117
Structured Agency Credit Risk Debt FRN
Ser. 15-HQA2, Class M2, (1 Month US LIBOR + 2.80%),
5.31%, 5/25/28	13,620,889	13,885,251
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M2, (1 Month US LIBOR + 2.75%),
5.256%, 9/25/28	4,318,045	4,381,089
Structured Agency Credit Risk Debt FRN
Ser. 15-HQA1, Class M2, (1 Month US LIBOR + 2.65%),
5.16%, 3/25/28	6,376,356	6,460,875
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%),
5.11%, 12/25/27	15,071,846	15,263,000
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1,
Class M2, (1 Month US LIBOR + 2.50%), 5.01%, 8/25/24	7,251	7,258
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M2, (1 Month US LIBOR + 2.25%),
4.76%, 11/25/28	12,297,698	12,487,544
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2,
Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 10/25/28	15,761,487	15,850,093
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2,
Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 9/25/24	5,816,759	5,922,072
Structured Agency Credit Risk Debt FRN Ser. 14-DN1,
Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 2/25/24	5,980,780	6,084,350
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%),
4.706%, 3/25/25	396,982	397,249
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M2, (1 Month US LIBOR + 2.00%),
4.51%, 12/25/28	13,581,385	13,696,983
Ser. 3539, Class PM, 4.50%, 5/15/37	13,477	13,931
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2,
Class M2, (1 Month US LIBOR + 1.95%), 4.46%, 5/25/25	8,469,709	8,615,897
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%),
4.36%, 10/25/27	13,372,516	13,532,051
Structured Agency Credit Risk Debt FRN Ser. 14-DN2,
Class M2, (1 Month US LIBOR + 1.65%), 4.16%, 4/25/24	13,630,735	13,727,682

Short Duration Income Fund 35

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 2854, Class DL, 4.00%, 9/15/19	$1,795	$1,794
Ser. 2864, Class GB, 4.00%, 9/15/19	3,711	3,712
Ser. 2783, Class AY, 4.00%, 4/15/19	901	900
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%),
3.86%, 3/25/29	1,224,783	1,231,631
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4,
Class M2, (1 Month US LIBOR + 1.30%), 3.81%, 3/25/29	487,704	489,253
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%),
3.806%, 4/25/29	11,700,000	11,755,849
FRB Ser. 17-DNA1, Class M1, (1 Month US LIBOR +
1.20%), 3.71%, 7/25/29	3,176,530	3,190,558
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2,
Class M1, (1 Month US LIBOR + 1.20%), 3.71%, 10/25/29	22,481,948	22,573,556
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%),
3.706%, 8/25/29	4,752,595	4,768,435
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M1, (1 Month US LIBOR + 0.80%),
3.31%, 12/25/29	18,065,111	18,066,015
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA3, Class M1, (1 Month US LIBOR + 0.80%),
3.31%, 3/25/29	1,262,426	1,262,615
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%),
3.206%, 9/25/30	278,206	277,555
Ser. 3611, PO, zero %, 7/15/34	45,072	38,785
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN
Ser. 19-DNA1, Class M1, (1 Month US LIBOR + 0.90%),
3.41%, 1/25/49	20,000,000	20,005,364
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%),
3.31%, 12/25/30	900,000	899,172
Structured Agency Credit Risk Trust FRN
Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%),
3.26%, 10/25/48	690,000	687,994
Structured Agency Credit Risk Trust FRN
Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%),
3.26%, 9/25/48	1,805,000	1,801,238
Federal Home Loan Mortgage Corporation Structured
Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3,
(1 Month US LIBOR + 3.80%), 6.306%, 3/25/25	24,200,000	25,599,781
Federal National Mortgage Association
Ser. 11-15, Class AB, 9.75%, 8/25/19	85	85
Connecticut Avenue Securities FRB
Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%),
7.06%, 2/25/25	22,693,735	24,398,836
Ser. 05-48, Class AR, 5.50%, 2/25/35	15,469	15,562
Ser. 08-8, Class PA, 5.00%, 2/25/38	16,974	17,046
Ser. 09-15, Class MC, 5.00%, 3/25/24	1,170	1,175

36 Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M1, (1 Month US LIBOR + 2.15%),
4.66%, 9/25/28	$770,944	$771,552
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%),
4.51%, 10/25/28	3,287,037	3,310,945
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M1, (1 Month US LIBOR + 1.95%),
4.46%, 8/25/28	104,394	104,461
Connecticut Avenue Securities FRB Ser. 14-C01,
Class M1, (1 Month US LIBOR + 1.60%), 4.11%, 1/25/24	592,232	593,366
Ser. 11-60, Class PA, 4.00%, 10/25/39	11,110	11,182
Ser. 11-36, Class PA, 4.00%, 2/25/39	8,831	8,818
Ser. 03-43, Class YA, 4.00%, 3/25/33	129,176	129,714
Ser. 04-27, Class HB, 4.00%, 5/25/19	1,082	1,081
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M1, (1 Month US LIBOR + 1.45%),
3.96%, 1/25/29	11,467,591	11,506,590
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%),
3.86%, 1/25/29	1,650,234	1,651,891
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M1, (1 Month US LIBOR + 1.30%), 3.81%, 7/25/29	7,118,918	7,139,035
Connecticut Avenue Securities FRB
Ser. 16-C07, Class 2M1, (1 Month US LIBOR + 1.30%),
3.81%, 5/25/29	61,085	61,139
Connecticut Avenue Securities FRB
Ser. 16-C06, Class 1M1, (1 Month US LIBOR + 1.30%),
3.81%, 4/25/29	5,286,427	5,305,496
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2M1, (1 Month US LIBOR + 1.15%),
3.66%, 9/25/29	20,135,806	20,185,400
Ser. 11-20, Class PC, 3.50%, 3/25/39	15,533	15,538
Ser. 10-155, Class A, 3.50%, 9/25/25	5,404	5,388
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%),
3.46%, 10/25/29	824,436	824,864
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 1M1, (1 Month US LIBOR + 0.95%),
3.46%, 5/25/24	101,238	101,254
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%),
3.36%, 11/25/29	659,826	660,347
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%),
3.26%, 12/25/30	2,308,847	2,305,855
Connecticut Avenue Securities FRB
Ser. 18-C05, Class 1M1, (1 Month US LIBOR + 0.72%),
3.23%, 1/25/31	7,977,412	7,969,115
Connecticut Avenue Securities FRB
Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%),
3.19%, 10/25/30	196,775	196,273

Short Duration Income Fund 37

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 18-C02, Class 2M1, (1 Month US LIBOR + 0.65%),
3.16%, 8/25/30	$3,920,624	$3,915,632
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%),
3.16%, 5/25/30	4,568,220	4,560,292
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1M1, (1 Month US LIBOR + 0.60%), 3.11%, 7/25/30	12,682,033	12,656,555
Connecticut Avenue Securities FRB
Ser. 17-C05, Class 1M1, (1 Month US LIBOR + 0.55%),
3.06%, 1/25/30	1,873,526	1,870,391
FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%),
3.01%, 8/25/40	590,242	587,176
Ser. 10-43, Class KG, 3.00%, 1/25/21	5,585	5,576
FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%),
2.86%, 8/25/36	248,407	247,481
FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%),
2.76%, 10/25/31	627,428	625,440
Ser. 11-23, Class AB, 2.75%, 6/25/20	978	979
Ser. 10-81, Class AP, 2.50%, 7/25/40	68,467	67,186
Ser. 92-96, Class B, PO, zero %, 5/25/22	639	625
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 18-R07,
Class 1M1, (1 Month US LIBOR + 0.75%), 3.26%, 4/25/31	21,901,345	21,907,675
Government National Mortgage Association Ser. 09-32,
Class AB, 4.00%, 5/16/39	15,651	16,221
		467,771,627
Commercial mortgage-backed securities (0.3%)
COMM Mortgage Trust Ser. 14-CR17, Class A2,
3.012%, 5/10/47	41,393,860	41,339,220
		41,339,220
Residential mortgage-backed securities (non-agency) (3.2%)
ACE Securities Corp. Home Equity Loan Trust FRB
Ser. 05-WF1, Class M2, (1 Month US LIBOR + 0.66%),
3.17%, 5/25/35	1,211,283	1,208,341
Ameriquest Mortgage Securities, Inc. Asset Backed
Pass-Through Certificates
FRB Ser. 04-R3, Class M1, (1 Month US LIBOR + 0.78%),
3.29%, 5/25/34	551,816	544,382
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%),
3.245%, 10/25/35	4,749,756	4,749,756
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2,
Class A1, 2.478%, 7/25/47 W	2,835,775	2,823,581
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A1,
3.92%, 11/25/48 W	13,500,000	13,521,885
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-3,
Class A1, 2.708%, 11/25/47 W	2,102,008	2,086,243
Argent Securities, Inc. Asset-Backed Pass-Through
Certificates FRB Ser. 04-W8, Class A2, (1 Month
US LIBOR + 0.96%), 3.47%, 5/25/34	2,805,517	2,812,278

38 Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1,
(1 Month US LIBOR + 0.46%), 2.966%, 4/20/35	$473,942	$473,942
Banc of America Funding Trust 144A FRB Ser. 15-R4,
Class 6A1, (1 Month US LIBOR + 0.14%), 2.646%, 8/27/36	6,539,628	6,506,930
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR
+ 1.01%), 3.515%, 8/25/35	6,724,685	6,715,270
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR
+ 1.00%), 3.51%, 10/25/37	9,525,946	9,468,158
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR
+ 0.71%), 3.215%, 11/25/35	2,624,922	2,624,419
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR
+ 0.66%), 3.17%, 5/25/35	879,600	879,600
FRB Ser. 06-HE1, Class 1M1, (1 Month US LIBOR
+ 0.41%), 2.92%, 12/25/35	280,134	279,778
Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR
+ 0.75%), 3.26%, 8/25/43	989,342	988,541
FRB Ser. 05-SD3, Class 1A, (1 Month US LIBOR
+ 0.49%), 3.00%, 7/25/35	1,204,021	1,201,184
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2,
(1 Month US LIBOR + 4.30%), 6.81%, 7/25/25 (Bermuda)	5,769,859	5,784,146
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1,
Class A4, (1 Month US LIBOR + 0.24%), 2.75%, 3/25/36	3,671,391	3,551,573
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3,
(1 Month US LIBOR + 1.45%), 3.96%, 10/25/37	3,881,280	3,880,984
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH3,
Class M1, (1 Month US LIBOR + 0.29%), 2.80%, 10/25/36	17,100,977	16,983,376
COLT Mortgage Loan Trust 144A Ser. 18-1, Class A1,
2.93%, 2/25/48 W	3,815,400	3,776,108
Countrywide Alternative Loan Trust FRB Ser. 04-J5,
Class M1, (1 Month US LIBOR + 0.90%), 3.41%, 8/25/34	7,958,399	7,958,399
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%),
3.56%, 1/25/35	1,091,738	1,092,323
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR
+ 0.86%), 3.365%, 5/25/36	2,935,792	2,934,881
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR
+ 0.48%), 2.99%, 1/25/36	2,469,892	2,471,664
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR
+ 0.35%), 2.86%, 4/25/36	1,875,451	1,869,262
Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR
+ 1.13%), 3.635%, 12/25/34	10,809,074	10,793,433
FRB Ser. 05-16, Class 3AV, (1 Month US LIBOR + 0.23%),
2.74%, 5/25/36	2,331,546	2,343,204
FRB Ser. 06-2, Class 1A1, (1 Month US LIBOR + 0.20%),
2.71%, 6/25/36	1,296,238	1,295,487
FRB Ser. 06-3, Class 1A, (1 Month US LIBOR + 0.20%),
2.71%, 6/25/36	336,747	336,532

Short Duration Income Fund 39

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Credit Suisse Mortgage Trust 144A Ser. 15-2R, Class 7A3,
3.59%, 8/27/36 W	$17,113,511	$17,043,988
CSMC Trust 144A Ser. 10-9R, Class 1A5, 4.00%, 8/27/37 W	18,313,915	18,313,915
CWABS Asset-Backed Certificates Trust FRB Ser. 05-3,
Class MV5, (1 Month US LIBOR + 1.01%), 3.515%, 8/25/35	3,370,000	3,354,373
Deephaven Residential Mortgage Trust 144A
Ser. 18-1A, Class A1, 2.976%, 12/25/57 W	5,178,545	5,105,908
FRB Ser. 17-1A, Class A1, 2.725%, 12/26/46 W	1,280,067	1,279,043
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47 W	2,141,351	2,120,580
Ellington Financial Mortgage Trust 144A
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%),
3.26%, 10/25/58	20,135,124	20,125,056
Ser. 17-1, Class A1, 2.687%, 10/25/47 W	11,359,433	11,281,053
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1,
Class A2C, (1 Month US LIBOR + 1.25%), 3.76%, 5/25/37	3,814,447	3,847,251
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3,
(1 Month US LIBOR + 0.72%), 3.23%, 4/25/35	3,617,613	3,614,972
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR
+ 1.58%), 4.085%, 1/25/35	978,208	983,099
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR
+ 0.87%), 3.38%, 9/25/34	2,111,773	2,081,620
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR
+ 0.80%), 3.305%, 9/25/35	3,812,772	3,798,743
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR
+ 0.48%), 2.99%, 12/25/35	8,310,202	8,310,202
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR
+ 0.45%), 2.96%, 11/25/36	1,345,000	1,333,737
Galton Funding Mortgage Trust 144A Ser. 18-1,
Class A43, 3.50%, 11/25/57 W	7,293,969	7,260,674
GE-WMC Asset-Backed Pass-Through Certificates
FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%),
2.735%, 12/25/35	2,964,127	2,961,821
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%),
2.94%, 6/25/35	9,426,326	9,473,458
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%),
2.88%, 6/25/35	1,815,223	1,815,223
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR
+ 0.84%), 3.35%, 8/25/34	1,146,046	1,138,149
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR
+ 0.23%), 2.74%, 10/25/46	1,506,933	1,491,260
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1,
(1 Month US LIBOR + 0.27%), 2.78%, 10/25/35	15,047,980	14,836,493
Homeward Opportunities Fund I Trust 144A Ser. 18-1,
Class A1, 3.78%, 6/25/48 W	11,719,342	11,646,712
HSI Asset Securitization Corp. Trust FRB Ser. 07-WF1,
Class 2A4, (1 Month US LIBOR + 0.25%), 2.76%, 5/25/37	8,529,563	8,460,191

40 Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
JPMorgan Mortgage Acquisition Corp. FRB
Ser. 05-FLD1, Class M4, (1 Month US LIBOR + 0.98%),
3.485%, 7/25/35	$914,613	$915,852
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR
+ 0.28%), 2.79%, 11/25/36	6,650,000	6,618,413
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR
+ 0.23%), 2.74%, 7/25/36	391,465	389,714
JPMorgan Resecuritization Trust 144A Ser. 14-1,
Class 7A1, 3.00%, 6/26/35	7,516,487	7,365,707
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class M1, (1 Month US LIBOR + 0.75%), 3.26%, 2/25/34	792,125	783,080
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A7, 4.438%, 11/21/34 W	1,544,198	1,571,221
Mastr Asset-Backed Securities Trust FRB Ser. 06-FRE1,
Class A4, (1 Month US LIBOR + 0.58%), 3.09%, 12/25/35	1,727,651	1,707,433
Merrill Lynch Mortgage Investors Trust
FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR
+ 0.75%), 3.26%, 6/25/36	1,641,760	1,641,595
FRB Ser. 06-FF1, Class M2, (1 Month US LIBOR
+ 0.29%), 2.80%, 8/25/36	1,348,711	1,347,663
New Century Home Equity Loan Trust FRB Ser. 05-3,
Class M3, (1 Month US LIBOR + 0.77%), 3.275%, 7/25/35	4,446,674	4,416,617
Nomura Home Equity Loan, Inc./Home Equity Loan
Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR
+ 0.49%), 3.00%, 5/25/35	2,453,539	2,441,462
Nomura Resecuritization Trust 144A FRB
Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%),
4.157%, 11/25/47	4,688,934	4,721,454
Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%),
3.185%, 4/25/35	2,368,803	2,363,387
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%),
2.97%, 7/25/35	12,082,000	11,904,414
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%),
2.88%, 7/25/35	7,004,939	6,943,646
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR
+ 1.04%), 3.545%, 2/25/35	8,876,406	8,869,997
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR
+ 0.84%), 3.35%, 1/25/36	1,150,566	1,150,043
Popular ABS Mortgage Pass-Through Trust FRB
Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%),
2.94%, 6/25/35	249,814	250,217
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month
US LIBOR + 0.25%), 2.76%, 8/25/36	17,262,030	17,012,447
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR
+ 0.83%), 3.335%, 1/25/35	1,003,007	1,003,592
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR
+ 0.80%), 3.305%, 6/25/35	8,201,699	8,112,539

Short Duration Income Fund 41

	Principal
MORTGAGE-BACKED SECURITIES (6.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR
+ 0.90%), 3.41%, 11/25/34	$8,256,814	$8,212,565
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR
+ 0.80%), 3.305%, 1/25/35	1,480,877	1,484,965
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR
+ 0.40%), 2.91%, 12/25/35	1,189,929	1,190,346
Securitized Asset Backed Receivables, LLC Trust FRB
Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%),
2.99%, 1/25/36	12,699,231	12,534,903
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR
+ 0.44%), 2.95%, 11/25/35	2,163,817	2,162,345
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%),
2.84%, 3/25/36	3,276,992	3,234,997
Starwood Mortgage Residential Trust 144A
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48 W	13,325,763	13,244,518
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%),
3.35%, 8/25/34	3,302,794	3,288,143
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%),
3.23%, 10/25/35	535,796	535,713
FRB Ser. 05-5, Class M2, (1 Month US LIBOR + 0.69%),
3.20%, 6/25/35	1,629,907	1,629,587
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%),
3.17%, 4/25/35	1,069,624	1,072,356
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR
+ 0.47%), 2.98%, 7/25/35	1,134,268	1,129,394
Structured Asset Investment Loan Trust 144A FRB
Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%),
3.23%, 2/25/35	4,005,541	4,016,585
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR
+ 0.26%), 2.77%, 4/25/36	2,403,653	2,379,617
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR
+ 0.15%), 2.66%, 5/25/36	593,130	587,208
Structured Asset Securities Corp. Mortgage Loan Trust
144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR
+ 0.30%), 2.81%, 7/25/36	3,729,289	3,727,554
Verus Securitization Trust 144A
Ser. 2, Class A1, 3.635%, 6/1/58 W	26,246,978	26,164,825
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47 W	4,778,933	4,671,426
Ser. 17-2A, Class A1, 2.485%, 7/25/47 W	15,562,414	15,251,166
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%),
2.97%, 12/25/35	1,912,898	1,904,128
Wells Fargo Home Equity Trust Asset-Backed Securities
Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR
+ 0.89%), 3.395%, 11/25/35	1,330,000	1,330,000
		484,916,015
Total mortgage-backed securities (cost $998,129,408)		$994,026,862

42 Short Duration Income Fund

		Maturity	Principal
ASSET-BACKED COMMERCIAL PAPER (3.3%)*	Yield (%)	date	amount	Value
Barclays Bank PLC CCP (United Kingdom)	2.820	2/27/19	$43,625,000	$43,543,465
CAFCO, LLC	2.921	5/15/19	47,000,000	46,636,523
Chariot Funding, LLC	2.943	5/29/19	47,000,000	46,568,644
CHARTA, LLC	2.851	3/28/19	50,000,000	49,798,011
CRC Funding, LLC	2.679	2/15/19	20,000,000	19,979,333
Gotham Funding Corp. (Japan)	2.871	3/27/19	24,000,000	23,905,400
Gotham Funding Corp. (Japan)	2.681	2/22/19	6,000,000	5,990,855
Manhattan Asset Funding Co., LLC (Japan)	2.682	2/26/19	30,000,000	29,945,790
Matchpoint Finance PLC (Ireland)	2.886	3/25/19	47,500,000	47,313,495
Matchpoint Finance PLC (Ireland)	2.729	2/11/19	4,200,000	4,196,734
MetLife Short Term Funding, LLC	2.774	4/18/19	24,395,000	24,258,554
MetLife Short Term Funding, LLC	2.668	2/25/19	20,000,000	19,965,611
Old Line Funding, LLC	2.820	4/1/19	21,750,000	21,656,112
Old Line Funding, LLC	2.756	3/19/19	40,000,000	39,866,102
Thunder Bay Funding, LLC	2.830	3/27/19	82,000,000	81,675,155
Total asset-backed commercial paper (cost $505,185,415)				$505,299,784

	Principal
ASSET-BACKED SECURITIES (3.2%)*	amount	Value
American Express Credit Account Master Trust
FRB Ser. 17-8, Class A, (1 Month US LIBOR + 0.12%),
2.629%, 5/16/22	$6,630,000	$6,626,258
Capital One Multi-Asset Execution Trust
FRB Ser. 14-A4, Class A4, (1 Month US LIBOR + 0.36%),
2.869%, 6/15/22	53,595,000	53,634,896
Ser. 16-A3, Class A3, 1.34%, 4/15/22	20,700,000	20,590,145
Ser. 16-A4, Class A4, 1.33%, 6/15/22	23,391,000	23,215,102
Chase Issuance Trust
Ser. 12-A4, Class A4, 1.58%, 8/15/21	39,720,000	39,476,636
Ser. 16-A2, Class A, 1.37%, 6/15/21	6,990,000	6,952,904
Citibank Credit Card Issuance Trust
Ser. 17-A9, Class A9, 1.80%, 9/20/21	44,873,000	44,581,774
Ser. 16-A1, Class A1, 1.75%, 11/19/21	5,000,000	4,950,600
Discover Card Execution Note Trust
Ser. 14-A4, Class A4, 2.12%, 12/15/21	46,430,000	46,287,924
Ser. 12-A6, Class A6, 1.67%, 1/18/22	62,360,000	62,035,067
Ford Credit Floorplan Master Owner Trust
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%),
2.789%, 5/15/23	7,540,000	7,531,916
Ser. 16-3, Class A1, 1.55%, 7/15/21	9,400,000	9,340,960
Golden Credit Card Trust 144A FRB Ser. 17-1A,
Class A, (1 Month US LIBOR + 0.40%), 2.909%, 2/15/21	24,484,000	24,485,743
loanDepot Station Place Agency Securitization Trust
144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR
+ 0.80%), 3.31%, 11/25/50	20,365,000	20,365,000
Mello Warehouse Securitization Trust 144A FRB
Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
3.36%, 11/25/51	20,053,000	20,053,000
RMF Buyout Issuance Trust 144A Ser. 18-1,
Class A, 3.436%, 11/25/28 W	6,683,753	6,684,020

Short Duration Income Fund 43

	Principal
ASSET-BACKED SECURITIES (3.2%)* cont.	amount	Value
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%),
3.379%, 4/24/19	$20,792,000	$20,792,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
3.219%, 2/24/20	32,228,000	32,228,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
3.179%, 9/24/19	17,687,000	17,687,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%),
3.179%, 7/24/19	16,369,000	16,369,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 3.106%, 1/25/46	3,062,066	3,027,575
Total asset-backed securities (cost $486,238,300)		$486,915,520

		Maturity	Principal
CERTIFICATES OF DEPOSIT (2.2%)*	Yield (%)	date	amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	2.840	5/9/19	$24,500,000	$24,503,801
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York,
NY FRN (Japan)	3.327	2/22/19	10,000,000	10,002,196
Barclays Bank PLC/NY FRN (United Kingdom)	3.147	10/15/19	28,000,000	27,999,856
Canadian Imperial Bank of Commerce/New
York, NY FRN	3.036	5/29/19	16,300,000	16,314,316
Canadian Imperial Bank of Commerce/New
York, NY FRN	2.812	2/4/19	19,500,000	19,500,000
Credit Agricole Corporate and Investment Bank/
New York FRN (France)	3.003	5/11/20	21,250,000	21,272,363
National Bank of Canada/New York, NY FRN	2.791	5/8/19	19,500,000	19,503,010
Nordea Bank AB/New York, NY	2.700	2/28/19	29,250,000	29,255,295
Nordea Bank AB/New York, NY FRN	3.106	3/7/19	10,000,000	10,002,198
Nordea Bank AB/New York, NY FRN	3.026	2/21/19	6,000,000	6,000,940
Nordea Bank AB/New York, NY FRN	2.914	3/14/19	5,400,000	5,400,894
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.832	5/3/19	19,750,000	19,761,989
Societe Generale/New York, NY FRN (France)	2.811	5/9/19	48,000,000	48,002,500
Sumitomo Mitsui Banking Corp/New York FRN (Japan)	3.211	6/5/19	19,650,000	19,669,845
Svenska Handelsbanken/New York, NY FRN (Sweden)	3.197	4/1/20	14,750,000	14,778,287
Svenska Handelsbanken/New York, NY FRN (Sweden)	3.018	2/12/19	10,000,000	10,000,800
Swedbank AB/New York FRN	3.009	8/24/20	28,500,000	28,465,231
US Bank, NA/Cincinnati, OH FRN	2.653	5/13/19	8,000,000	8,000,552
Total certificates of deposit (cost $338,345,334)				$338,434,073

	Principal
REPURCHASE AGREEMENTS (0.5%)*	amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated
1/31/19 with RBC Capital Markets, LLC due 3/7/19 — maturity value of
$25,059,063 for an effective yield of 2.640% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.200% to 8.050% and due
dates ranging from 6/18/19 to 11/15/48, valued at $26,252,796) (Canada) Ŧ EG	$25,000,000	$25,000,000
Interest in $50,000,000 tri-party term repurchase agreement dated
1/31/19 with BNP Paribas due 3/7/19 — maturity value of $50,093,333 for an effective yield of 2.610% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.250% to 8.050% and due dates ranging
from 9/23/19 to 12/31/99, valued at $52,503,920) (France) Ŧ EG	50,000,000	50,000,000
Total repurchase agreements (cost $75,000,000)		$75,000,000

44 Short Duration Income Fund

MUTUAL FUNDS (0.3%)*	Shares	Value
Putnam Short Term Investment Fund 2.65% L	39,706,980	$39,706,980
Total mutual funds (cost $39,706,980)		$39,706,980

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (—%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association
Pass-Through Certificates 4.50%, 10/15/19	$2,374	$2,376
		2,376
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6.50%, 3/1/19	566	566
5.00%, 5/1/21	7,480	7,544
5.00%, 11/1/19	2,547	2,559
Federal National Mortgage Association
Pass-Through Certificates
6.50%, 12/1/19	151	152
6.00%, 5/1/23	9,177	9,433
6.00%, 9/1/19	3	3
5.50%, 11/1/23	6,046	6,117
5.50%, 6/1/20	2,474	2,484
5.00%, 11/1/19	3,727	3,733
		32,591
Total U.S. government and agency mortgage obligations (cost $37,094)		$34,967

TOTAL INVESTMENTS
Total investments (cost $15,300,039,390)	$15,284,842,525

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $15,218,473,641.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

Short Duration Income Fund 45

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Ŧ Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.

EG Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

At the close of the reporting period, the fund maintained liquid assets totaling $19,154,905 to cover the settlement of certain securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	70.9%	Sweden	1.5%
Canada	9.2	Switzerland	0.6
United Kingdom	5.1	Norway	0.5
Australia	3.0	Finland	0.5
France	2.6	Other	1.1
Netherlands	2.6	Total	100.0%
Japan	2.4

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$505,299,784	$—
Asset-backed securities	—	486,915,520	—
Certificates of deposit	—	338,434,073	—
Commercial paper	—	5,963,249,332	—
Corporate bonds and notes	—	6,882,175,007	—
Mortgage-backed securities	—	994,026,862	—
Mutual funds	39,706,980	—	—
Repurchase agreements	—	75,000,000	—
U.S. government and agency mortgage obligations	—	34,967	—
Totals by level	$39,706,980	$15,245,135,545	$—

The accompanying notes are an integral part of these financial statements.

46 Short Duration Income Fund

Statement of assets and liabilities 1/31/19 (Unaudited)

ASSETS
Investment in securities, at value, including of securities on loan (Note 1):
Unaffiliated issuers (identified cost $15,260,332,410)	$15,245,135,545
Affiliated issuers (identified cost $39,706,980) (Notes 1 and 5)	39,706,980
Cash	14,113,292
Interest and other receivables	50,466,301
Receivable for shares of the fund sold	88,022,900
Receivable for investments sold	7,358,059
Receivable from Manager (Note 2)	653,856
Prepaid assets	773,855
Total assets	15,446,230,788

LIABILITIES
Payable for investments purchased	148,221,847
Payable for shares of the fund repurchased	73,031,286
Payable for custodian fees (Note 2)	77,082
Payable for investor servicing fees (Note 2)	1,539,770
Payable for Trustee compensation and expenses (Note 2)	270,211
Payable for administrative services (Note 2)	154,349
Payable for distribution fees (Note 2)	621,963
Distributions payable to shareholders	2,937,546
Other accrued expenses	903,093
Total liabilities	227,757,147

Net assets	$15,218,473,641

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$15,234,083,847
Total distributable earnings (Note 1)	(15,610,206)
Total — Representing net assets applicable to capital shares outstanding	$15,218,473,641

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($7,347,298,763 divided by 732,208,162 shares)	$10.03
Net asset value and offering price per class B share ($1,962,210 divided by 195,833 shares)**	$10.02
Net asset value and offering price per class C share ($20,746,285 divided by 2,070,024 shares)**	$10.02
Net asset value, offering price and redemption price per class M share
($2,588,383 divided by 258,149 shares)	$10.03
Net asset value and redemption price per class N share ($2,871,910 divided by 286,465 shares)	$10.03
Offering price per class N share (100/98.50 of $10.03)*	$10.18
Net asset value, offering price and redemption price per class R share
($5,149,817 divided by 513,826 shares)	$10.02
Net asset value, offering price and redemption price per class R6 share
($101,153,951 divided by 10,067,368 shares)	$10.05
Net asset value, offering price and redemption price per class Y share
($7,736,702,322 divided by 770,238,740 shares)	$10.04

* On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Short Duration Income Fund 47

Statement of operations Six months ended 1/31/19 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $19,004 from investments in affiliated issuers) (Note 5)	$188,000,789
Total investment income	188,000,789

EXPENSES
Compensation of Manager (Note 2)	23,104,762
Investor servicing fees (Note 2)	4,169,155
Custodian fees (Note 2)	65,477
Trustee compensation and expenses (Note 2)	288,314
Distribution fees (Note 2)	3,508,293
Administrative services (Note 2)	251,784
Other	1,964,389
Fees waived and reimbursed by Manager (Note 2)	(9,331,438)
Total expenses	24,020,736
Expense reduction (Note 2)	(14,998)
Net expenses	24,005,738

Net investment income	163,995,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(100,735)
Total net realized loss	(100,735)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(19,977,767)
Total change in net unrealized depreciation	(19,977,767)

Net loss on investments	(20,078,502)

Net increase in net assets resulting from operations	143,916,549

The accompanying notes are an integral part of these financial statements.

48 Short Duration Income Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$163,995,051	$149,200,155
Net realized gain (loss) on investments	(100,735)	2,257,404
Change in net unrealized depreciation of investments	(19,977,767)	(4,524,591)
Net increase in net assets resulting from operations	143,916,549	146,932,968
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(81,855,008)	(81,002,539)
Class B	(16,292)	(21,253)
Class C	(182,806)	(260,017)
Class M	(34,683)	(72,602)
Class N	(9,178)	—
Class R	(49,225)	(69,784)
Class R6	(756,774)	(62,516)
Class Y	(81,277,437)	(67,585,482)
Net realized short-term gain on investments
Class A	(562,512)	(498,476)
Class B	(161)	(187)
Class C	(1,621)	(2,843)
Class M	(209)	(562)
Class N	(153)	—
Class R	(396)	(619)
Class R6	(7,713)	(455)
Class Y	(608,997)	(374,312)
From net realized long-term gain on investments
Class A	(562,512)	(498,476)
Class B	(161)	(187)
Class C	(1,621)	(2,843)
Class M	(209)	(562)
Class N	(153)	—
Class R	(396)	(619)
Class R6	(7,713)	(455)
Class Y	(608,997)	(374,312)
Increase from capital share transactions (Note 4)	4,257,410,645	4,178,159,712
Total increase in net assets	4,234,782,267	4,174,263,579

NET ASSETS
Beginning of period	10,983,691,374	6,809,427,795
End of period (Note 1)	$15,218,473,641	$10,983,691,374

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Short Duration Income Fund 49

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized		From						of expenses	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class A
January 31, 2019**	$10.05	.12	(.02)	.10	(.12)	—[e]	(.12)	$10.03	1.02*	$7,347,299	.20*	1.20*	11*
July 31, 2018	10.06	.17	(.01)	.16	(.17)	—[e]	(.17)	10.05	1.61	6,002,162.40		1.71	36
July 31, 2017	10.04	.10	.02	.12	(.10)	—	(.10)	10.06	1.17	3,843,494.40		.99	45
July 31, 2016	10.03	.06	.01	.07	(.06)	—[e]	(.06)	10.04	.76	1,926,055.40		.65	51
July 31, 2015	10.06	.04	(.02)	.02	(.04)	(.01)	(.05)	10.03	.20	1,411,923.40		.41	46
July 31, 2014	10.03	.05	.03	.08	(.05)	—[e]	(.05)	10.06	.81	1,603,517.40		.47	45
Class B
January 31, 2019**	$10.04	.10	(.02)	.08	(.10)	—[e]	(.10)	$10.02	.82*	$1,962	.41*	1.01*	11*
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	1,529.80		1.27	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	1,751.80		.55	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,042	.80[f]	.27[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	1,091	.79[f]	.02[f]	46
July 31, 2014	10.02	.01	.03	.04	(.01)	—[e]	(.01)	10.05	.42	583	.79[f]	.09[f]	45
Class C
January 31, 2019**	$10.04	.10	(.02)	.08	(.10)	—[e]	(.10)	$10.02	.82*	$20,746	.41*	1.00*	11*
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	15,434.80		1.21	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	24,162.80		.57	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	17,590	.80[f]	.28[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	9,622	.79[f]	.02[f]	46
July 31, 2014	10.02	.01	.03	.04	(.01)	—[e]	(.01)	10.05	.42	8,586	.79[f]	.09[f]	45
Class M
January 31, 2019**	$10.04	.12	(.01)	.11	(.12)	—[e]	(.12)	$10.03	1.09*	$2,588	.23*	1.16*	11*
July 31, 2018	10.05	.16	(.01)	.15	(.16)	—[e]	(.16)	10.04	1.56	3,343.45		1.54	36
July 31, 2017	10.03	.09	.02	.11	(.09)	—	(.09)	10.05	1.12	6,912.45		.90	45
July 31, 2016	10.02	.06	.01	.07	(.06)	—[e]	(.06)	10.03	.71	10,323.45		.61	51
July 31, 2015	10.05	.04	(.02)	.02	(.04)	(.01)	(.05)	10.02	.15	6,913.45		.36	46
July 31, 2014	10.02	.04	.03	.07	(.04)	—[e]	(.04)	10.05	.76	777.45		.43	45
Class N
January 31, 2019†**	$10.03	.06	—[e]	.06	.06	—[e]	(.06)	10.03	.61*	2,872	.14*	.61*	11*
Class R
January 31, 2019**	$10.04	.10	(.02)	.08	(.10)	—[e]	(.10)	$10.02	.82*	$5,150	.41*	.99*	11*
July 31, 2018	10.05	.13	(.01)	.12	(.13)	—[e]	(.13)	10.04	1.21	5,019.80		1.26	36
July 31, 2017	10.02	.06	.03	.09	(.06)	—	(.06)	10.05	.86	4,178.80		.58	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,393	.79[f]	.26[f]	51
July 31, 2015	10.05	—[e]	(.02)	(.02)	—[e]	(.01)	(.01)	10.02	(.18)	2,131	.79[f]	.03[f]	46
July 31, 2014	10.02	.01	.03	.04	(.01)	—[e]	(.01)	10.05	.42	1,407	.79[f]	.10[f]	45

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

50 Short Duration Income Fund	Short Duration Income Fund 51

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized		From						of expenses	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class R6
January 31, 2019**	$10.06	.13	(.01)	.12	(.13)	—[e]	(.13)	$10.05	1.17*	$101,154	.15*	1.32*	11*
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.72	3,680.29		1.75	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	3,151.29		1.08	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.87	2,270.29		.79	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	1,303.30		.50	46
July 31, 2014	10.04	.06	.03	.09	(.06)	—[e]	(.06)	10.07	.91	831.30		.56	45
Class Y
January 31, 2019**	$10.06	.12	(.02)	.10	(.12)	—[e]	(.12)	$10.04	1.07*	$7,736,702	.15*	1.26*	11*
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.71	4,952,524.30		1.82	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	2,925,780.30		1.09	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.86	1,381,082.30		.77	51
July 31, 2015	10.07	.05	(.02)	.03	(.05)	(.01)	(.06)	10.04	.30	663,319.30		.51	46
July 31, 2014	10.04	.06	.03	.09	(.06)	—[e]	(.06)	10.07	.91	477,216.30		.56	45

* Not annualized.

** Unaudited.

† For the period November 1, 2018 (commencement of operations) to January 31, 2019.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	1/31/19	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Class A	0.07%	0.14%	0.15%	0.15%	0.12%	0.12%
Class B	0.07	0.14	0.15	0.15	0.12	0.12
Class C	0.07	0.14	0.15	0.15	0.12	0.12
Class M	0.07	0.14	0.15	0.15	0.12	0.12
Class N	0.04	N/A	N/A	N/A	N/A	N/A
Class R	0.07	0.14	0.15	0.15	0.12	0.12
Class R6	0.07	0.14	0.15	0.15	0.13	0.14
Class Y	0.07	0.14	0.15	0.15	0.12	0.12

e Amount represents less than $0.01 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waivers, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	7/31/16	7/31/15	7/31/14
Class B	—%‡	0.01%	0.01%
Class C	—‡	0.01	0.01
Class R	0.01	0.01	0.01

‡ Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

52 Short Duration Income Fund	Short Duration Income Fund 53

Notes to financial statements 1/31/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through January 31, 2019.

Putnam Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B (only in exchange for class B shares of another Putnam fund), class C, class M, class N, class R, class R6 and class Y shares. The fund began offering class N shares on November 1, 2018. Class A, B, C, M, R, R6, and Y share classes are sold without a front end sales charge. Class N shares are sold with an initial sales charge of up to 1.50%. Class A, class M, class N, class R, class R6 and class Y shares also are generally not subject to a contingent deferred sales charge. Class B shares convert to class A shares after approximately eight years after the original purchase date and are subject to a contingent deferred sales charge on certain redemptions. Class C shares obtained in an exchange for class C shares of another Putnam fund, are subject to a one-year 1.00% contingent deferred sales charge on certain redemptions and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares are not available to all investors. The expenses for class A, class B, class C, class M, and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class R6 and class Y shares are generally subject to the same expenses as class A, class B, class C, class M, class N and class R shares, but do not bear a distribution fee. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles

54 Short Duration Income Fund

generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,756,716, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying

Short Duration Income Fund 55

securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $15,300,042,903, resulting in gross unrealized appreciation and depreciation of $5,710,489 and $20,910,867, respectively, or net unrealized depreciation of $15,200,378.

For the fiscal year ended July 31, 2018, the fund had undistributed net investment income of $192,166.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

56 Short Duration Income Fund

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.500%	of the first $5 billion,	0.300%	of the next $50 billion,
0.450%	of the next $5 billion,	0.280%	of the next $50 billion,
0.400%	of the next $10 billion,	0.270%	of the next $100 billion and
0.350%	of the next $10 billion,	0.265%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.173% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2019, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $9,331,438 as a result of this limit.

Putnam Management has also contractually agreed, through November 30, 2019, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

Short Duration Income Fund 57

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,128,782	Class R	1,542
Class B	504	Class R6	14,576
Class C	5,678	Class Y	2,016,908
Class M	931	Total	$4,169,155
Class N	234

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $14,998 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $11,501, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$3,442,565
Class B	0.75%	0.50%	4,078
Class C	1.00%	0.50%	45,976
Class M	1.00%	0.15%	2,254
Class N	1.00%	0.25%	957
Class R	1.00%	0.50%	12,463
Total			$3,508,293

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $705 and no monies, respectively, in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

58 Short Duration Income Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,890,015,261	$745,617,006
U.S. government securities (Long-term)	—	—
Total	$2,890,015,261	$745,617,006

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	422,441,056	$4,241,725,240	654,259,217	$6,577,684,423
Shares issued in connection with
reinvestment of distributions	8,201,349	82,331,510	8,024,067	80,665,550
	430,642,405	4,324,056,750	662,283,284	6,658,349,973
Shares repurchased	(295,584,270)	(2,967,320,784)	(447,341,324)	(4,497,419,996)
Net increase	135,058,135	$1,356,735,966	214,941,960	$2,160,929,977

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	118,132	$1,183,601	58,036	$582,754
Shares issued in connection with
reinvestment of distributions	1,635	16,389	2,071	20,795
	119,767	1,199,990	60,107	603,549
Shares repurchased	(76,236)	(764,229)	(82,112)	(824,357)
Net increase (decrease)	43,531	$435,761	(22,005)	$(220,808)

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	1,387,391	$13,911,783	1,779,222	$17,863,479
Shares issued in connection with
reinvestment of distributions	17,978	180,227	25,006	251,045
	1,405,369	14,092,010	1,804,228	18,114,524
Shares repurchased	(872,819)	(8,750,321)	(2,672,392)	(26,820,313)
Net increase (decrease)	532,550	$5,341,689	(868,164)	$(8,705,789)

Short Duration Income Fund 59

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	19,596	$196,607	118,295	$1,188,438
Shares issued in connection with
reinvestment of distributions	3,486	34,976	6,973	70,039
	23,082	231,583	125,268	1,258,477
Shares repurchased	(97,821)	(981,342)	(480,263)	(4,824,339)
Net decrease	(74,739)	$(749,759)	(354,995)	$(3,565,862)

	FOR THE PERIOD 11/1/18 (COMMENCEMENT OF OPERATIONS) TO 1/31/19
Class N	Shares	Amount
Shares sold	537,527	$5,385,388
Shares issued in connection with
reinvestment of distributions	952	9,484
	538,479	5,394,872
Shares repurchased	(252,014)	(2,525,110)
Net increase (decrease)	286,465	$2,869,762

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	54,513	$546,393	464,912	$4,668,665
Shares issued in connection with
reinvestment of distributions	4,691	47,034	6,782	68,091
	59,204	593,427	471,694	4,736,756
Shares repurchased	(45,291)	(454,317)	(387,753)	(3,894,255)
Net increase	13,913	$139,110	83,941	$842,501

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	10,566,662	$106,259,245	364,683	$3,671,464
Shares issued in connection with
reinvestment of distributions	76,853	772,113	6,322	63,426
	10,643,515	107,031,358	371,005	3,734,890
Shares repurchased	(941,790)	(9,460,727)	(318,256)	(3,204,488)
Net increase	9,701,725	$97,570,631	52,749	$530,402

	SIX MONTHS ENDED 1/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	640,124,843	$6,432,599,296	613,897,405	$6,177,899,467
Shares issued in connection with
reinvestment of distributions	6,882,299	69,150,776	5,590,520	56,256,927
	647,007,142	6,501,750,072	619,487,925	6,234,156,394
Shares repurchased	(368,997,530)	(3,706,682,587)	(417,920,661)	(4,205,807,103)
Net increase	278,009,612	$2,795,067,485	201,567,264	$2,028,349,291

At the close of the reporting period, Putnam Investments, LLC owned 1,003 class N shares of the fund (0.35% of class N shares outstanding), valued at $10,060.

60 Short Duration Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/18	cost	proceeds	income	of 1/31/19
Short-term investments
Putnam Short Term
Investment Fund*	$—	$526,722,461	$487,015,481	$19,004	$39,706,980
Total Short-term
investments	$—	$526,722,461	$487,015,481	$19,004	$39,706,980

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310 -20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Short Duration Income Fund 61

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BNP Paribas	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements**	$50,000,000	$25,000,000	$75,000,000
Total Assets	$50,000,000	$25,000,000	$75,000,000
Liabilities:
Total Liabilities	$—	$—	$—
Total Financial and Derivative Net Assets	$50,000,000	$25,000,000	$75,000,000
Total collateral received (pledged)†##	$50,000,000	$25,000,000
Net amount	$—	$—
Controlled collateral received (including TBA
commitments)**	$—	$—	$—
Uncontrolled collateral received	$52,503,920	$26,252,796	$78,756,716
Collateral (pledged) (including TBA commitments)**	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

62 Short Duration Income Fund

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Short Duration Income Fund 63

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Communications Fund	Income Fund
Global Consumer Fund	Money Market Fund†
Global Financials Fund	Mortgage Securities Fund
Global Health Care Fund	Short Duration Bond Fund
Global Industrials Fund	Short Duration Income Fund
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Utilities Fund	Intermediate-Term Municipal Income Fund
Short-Term Municipal Income Fund
Growth	Tax Exempt Income Fund
Growth Opportunities Fund	Tax-Free High Yield Fund
International Growth Fund
Small Cap Growth Fund	State tax-free income funds‡:
Sustainable Future Fund	California, Massachusetts, Minnesota,
Sustainable Leaders Fund	New Jersey, New York, Ohio, and Pennsylvania.

64 Short Duration Income Fund

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Short Duration Income Fund 65

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

66 Short Duration Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

Short Duration Income Fund 67

This report is for the information of shareholders of Putnam Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

68 Short Duration Income Fund

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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SA736 315317 3/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 28, 2019